 As filed with the Securities and Exchange Commission on February 27, 2001

                                                              File No. 333-31172
                                                              File No. 811-05343

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                    FORM N-4
                             Registration Statement
                                     Under
                         The Securities Act of 1933 [X]

                               ----------------

                          Pre-Effective Amendment No.

                      Post-Effective Amendment No. 2
         For Registration Under the Investment Company Act of 1940 [X]

                             Amendment No. 59
                      GE Life & Annuity Separate Account 4

                           (Exact Name of Registrant)

                               ----------------

                     GE Life and Annuity Assurance Company

                              (Name of Depositor)

                               ----------------

                              6610 W. Broad Street
                            Richmond, Virginia 23230
              (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (804) 281-6000

                                 Donita M. King
              Senior Vice President, General Counsel and Secretary
                     GE Life And Annuity Assurance Company
                              6610 W. Broad Street
                            Richmond, Virginia 23230
                    (Name and address of Agent for Service)

                               ----------------

                                    Copy to:
                            Stephen E. Roth, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

                               ----------------

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on May 1, 2001 pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a) of Rule 485
[_] on    pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:  Interests in a Separate Account under Individual
                                       Flexible Premium Variable Deferred Annuity Policies

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   Filed Pursuant to Rule 497(e)
                                                              File No. 333-31172

                               Prospectus For The
              Flexible Premium Variable Deferred Annuity Contract
                                Form P1154 4/00

                                   issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity contract (the "Contract") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Contract.

The Contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis, or a combination of both.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of the Funds. We list the Funds, and their currently available portfolios, below.

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund, AIM V.I. Growth Fund, AIM V.I. Value
  Fund

Alliance Variable Products Series Fund, Inc.:
  Growth and Income Portfolio, Premier Growth Portfolio, Quasar Portfolio

Dreyfus:
  Dreyfus Investment Portfolios-Emerging Markets Fund, The Dreyfus Socially Responsible Growth Fund, Inc.

Federated Insurance Series:
  Federated High Income Bond Fund II, Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Mid Cap Portfolio

GE Investments Funds, Inc.:
  Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, U.S. Equity Fund, Value Equity Fund

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

MFS(R) Variable Insurance Trust:
  MFS(R) Growth Series, MFS(R) Growth With Income Series, MFS(R) New Discovery Series, MFS(R) Utilities Series

Oppenheimer Variable Account Funds:
  Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Total Return Bond Portfolio

Rydex Variable Trust:
  Rydex OTC Fund

  Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the General Account, both the value of a Contract before the Annuity Commencement Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about the Separate Account and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated            , 2001,
concerning the Separate Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is            , 2001.

Table of Contents

Definitions.................................................................   1

Expense Table...............................................................   3

Synopsis....................................................................  18

Investment Results..........................................................  21

Financial Statements........................................................  22

GE Life and Annuity Assurance Company.......................................  23

The Separate Account........................................................  24

The Guarantee Account.......................................................  33

Charges and Other Deductions................................................  35

The Contract................................................................  40

Transfers...................................................................  43

Surrenders and Withdrawals..................................................  48

The Death Benefit...........................................................  50

Income Payments.............................................................  55

Federal Tax Matters.........................................................  59

Voting Rights...............................................................  68

Requesting Payments.........................................................  69

Distribution of the Contracts...............................................  70

Additional Information......................................................  71

Condensed Financial Information.............................................  73

Appendix A.................................................................. A-1

Statement of Additional Information -- Table of Contents

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. We define these terms below.

Account or Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the purchase payments you make under the Contract, and other variable annuity contracts we issue.

Accumulation Unit -- An accounting unit of measure we use in calculating the Contract Value in the Account before the Annuity Commencement Date.

Annuitant/Joint Annuitant -- The Annuitant is the person(s) named in the Contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date stated in the Contract on which your income payments will commence, if any Annuitant is living on that date.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Contract Date -- The date we issue your Contract and your Contract becomes effective. Your Contract Date is shown in your Contract. We use it to determine Contract years and anniversaries.

Contract Value -- The value of the Contract equal to the amount allocated to the Subaccounts of the Account and the Guarantee Account.

Death Benefit -- The benefit provided under a Contract upon the death of any Annuitant before the Annuity Commencement Date.

Designated Beneficiary(ies) -- The person(s) designated in the Contract who is alive (or in existence for non-natural entities) on the date of any Annuitant's death and who we will treat as the sole owner of the Contract following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Annuity Commencement Date. During the lifetime of the

Annuitant, the Owner also is entitled to the ownership rights stated in the Contract and is shown on the Contract data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Subaccount -- A subdivision of the Separate Account, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Subaccounts may be available in all states or in all markets.

Surrender Value -- The Contract Value (after deduction of any applicable optional benefit charges and annual contract charge) less any applicable surrender charge and any applicable premium tax charge.

Valuation Day -- For each Subaccount, each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Contract. The table reflects expenses both of Subaccounts of the Account and of the portfolios. For more complete descriptions of the various costs and expenses involved, see Charges and Other Deductions in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
----------------------------------------------------------------------
The maximum surrender charge (as a percentage of each purchase
 payment surrendered/withdrawn):                                    6%
We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a purchase payment, the lower the surrender charge will be on that purchase payment.
Transfer Charge (for each transfer after the first in a calendar
 month)/1/                                                        $10

(Note: During each Contract year, up to 10% of purchase payments plus any gain may be withdrawn without the imposition of the surrender charge. See Surrender Charge.)

                                           Annuitant &
Annual Expenses (as a percentage of      Joint Annuitant Either Annuitant
 Contract Value in the Separate          Age 70 or Less  Above Age 70 at
 Account):                                  at Issue          Issue
-------------------------------------------------------------------------
Mortality and Expense Risk Charge             1.35%            1.55%
Administrative Expense Charge                  .15%             .15%
                                              ----             ----
Total Annual Expenses                         1.50%            1.70%
Other Annual Expenses:
-------------------------------------------------------------------------
Annual Contract Charge/2/                     $ 30
Optional Death Benefit Charge (annual
 rate as a percentage of Contract
 Value)/3/                                     .25%
-------------------------------------------------------------------------

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month.
 /2/We do not assess this charge if your Contract Value at the time the charge is due is more than $40,000.
 /3/If the Optional Death Benefit applies.

Portfolio Annual Expenses

PORTFOLIO ANNUAL EXPENSES

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

Updated expenses to be included in subsequent filing.

                           Management                       Other
                         Fees (after fee               Expenses (after  Total
                           waiver, as    12b-1 Service reimbursement,   Annual
Portfolio                  applicable)   Fees* Fees**  as applicable)  Expenses
-------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable
Products Series Fund,
Inc./1/
 Growth and Income
  Portfolio -- Class B
  Shares
 Premier Growth
  Portfolio -- Class B
  Shares
 Quasar Portfolio --
   Class B Shares
Dreyfus
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Fund
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.
Federated Insurance
 Series/2/
 Federated High Income
  Bond Fund II --
  Service Shares
 Federated International
  Small Company Fund II
Fidelity Variable
Insurance Products Fund
(VIP)/3/
 VIP Equity-Income
  Portfolio -- Service
  Class 2 Shares
 VIP Growth Portfolio --
  Service Class 2 Shares
Fidelity Variable
Insurance Products Fund
II (VIP II)/4/
 VIP II Contrafund
  Portfolio -- Service
  Class 2 Shares
Fidelity Variable
Insurance Products Fund
III (VIP III)/5/
 VIP III Growth & Income
  Portfolio  -- Service
  Class 2 Shares
 VIP III Mid Cap
  Portfolio -- Service
  Class 2 Shares
GE Investments Funds,
 Inc./6/
 Mid-Cap Value Equity
  Fund
 Money Market Fund
 Premier Growth Equity
  Fund
 S&P 500 Index Fund
 Small-Cap Value Equity
  Fund
 U.S. Equity Fund
 Value Equity Fund

                            Management                       Other
                          Fees (after fee               Expenses (after  Total
                            waiver, as    12b-1 Service reimbursement,   Annual
Portfolio                   applicable)   Fees* Fees**  as applicable)  Expenses
--------------------------------------------------------------------------------
Janus Aspen Series/7/
 Aggressive Growth
  Portfolio -- Service
  Shares
 Balanced Portfolio --
   Service Shares
 Capital Appreciation
  Portfolio -- Service
  Shares
 Global Life Sciences
  Portfolio -- Service
  Shares
 Global Technology
  Portfolio -- Service
  Shares
 Growth Portfolio --
   Service Shares
 International Growth
  Portfolio -- Service
  Shares
 Worldwide Growth
  Portfolio -- Service
  Shares
MFS(R) Variable
 Insurance Trust/8/
 MFS(R) Growth Series --
   Service Class Shares
 MFS(R) Growth with
  Income Series  --
   Service Class Shares
 MFS(R) New Discovery
  Series -- Service
  Class Shares
 MFS(R) Utilities
  Series -- Service
  Class Shares
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA  --
  Service Shares
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares
PIMCO Variable Insurance
 Trust/9/
 Foreign Bond
  Portfolio --
  Administrative Shares
 High Yield Bond
  Portfolio --
  Administrative Shares
 Long-Term U.S.
  Government Bond
  Portfolio --
  Administrative Shares
 Total Return Bond
  Portfolio  --
    Administrative
  Shares
Rydex Variable Trust
 Rydex OTC Fund
--------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the Separate Account's assets related to the portfolios will be remitted to Capital Brokerage Corporation, the principal underwriter for the Contracts.

** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies selling contracts investing in those portfolios. The portion of the Service Share fees assessed against the Separate Account's assets related to the portfolios will be remitted to GE Life & Annuity.

 /1/ Alliance Variable Products Series Fund, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during 2000 would have been . % for the Quasar Portfolio,
     consisting of .   % management fees, .   % 12b-1 fee and .   % other
     expenses.

 /2/ Federated Insurance Series, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during
     2000 would have been .   % for the High Income Bond Fund II, consisting of
     .   % management fees, .   % service fees and .   % other expenses; total
     annual expenses of .   % for International Small Company Fund II,
     consisting of .    % management fee, .    % service fee and .   % other
     expenses.

 /3/ The expenses of the portfolios of the Variable Insurance Products Fund
     (VIP) -- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.

 /4/ The expenses of the portfolios of the Variable Insurance Products Fund II
     (VIP II) -- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.

 /5/ The expenses of the portfolios of the Variable Insurance Products Fund III
     (VIP III) -- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.

 /6/ GE Asset Management Incorporated currently serves as investment advisor to
     GE Investments Funds, Inc and has agreed to waive a portion of the fee payable by the Fund. Absent this fee waiver, the total annual expenses of
     the GE Money Market Fund would have been .   %, consisting of .   %
     management fees and .06% other expenses; GE Premier Growth Equity Fund
     would have been .    total annual expenses, consisting of .   % management
     fees and .   % other expenses. Expenses for the Small-Cap Value Equity and the Value Equity Funds are estimated due to the portfolios being in existence for less than 10 months.

 /7/ Janus Aspen Series expenses (except for Global Technology and Global Life
     Sciences Portfolios) are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth and Balanced. All expenses are shown without the effect of expense offset arrangements.

 /8/ Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of MFS Variable Insurance Trust during 2000 would have been total annual expenses of 1.66% for the Growth Series, consisting of .75% management fees, .20% 12b-1 fee and .71% other expenses; total annual expenses of 2.69% for the New Discovery Series, consisting of .90% management fees, .20% 12b-1 fees and 1.59% other expenses.

 /9/ Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of the PIMCO Variable Insurance Trust during 2000 would
     have been total annual expenses of .   % for the Foreign Bond Portfolio,
     consisting of .   % management fees, .   % service fee and .   % other
     expenses; total annual expenses of .   % for the Long-Term U.S. Government
     Bond Portfolio, consisting of .   % management fees, .   % service fees
     and .   % other expenses; total annual expenses of .69% for Total Return
     Bond Portfolio, consisting of .   % management fees, .   % service fees
     and .   % other expenses.

     PIMCO Foreign Bond Portfolio has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational
     expenses and Trustees' fee, 0.   % of average daily net assets. Under the
     Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and the fee waivers provided by certain of the Funds will continue.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses), and assume that the applicable fee waiver and reimbursements will continue. We cannot guarantee that they will continue. The examples assume that the $30 annual contract charge is equivalent to 0.1% of Contract Value attributable to the hypothetical investment (this charge will be waived if the Contract Value is more than $40,000 at the time the charge is due). To the extent the examples reflect charges for the optional Death Benefit the examples assume that the maximum charges apply. The examples also assume that the mortality and expense risk charge and the administrative expense charge apply.

Examples: An Owner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above:

Examples to be provided in updated subsequent filing.

1. If you surrender* your Contract at the end of the applicable period (assuming each Annuitant is age 70 or younger at issue):

                                               Without Optional Death Benefit
                                                            Rider
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series

                                         Without Optional Death Benefit
                                                      Rider
Subaccount Investing In:                 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 High Yield Bond Portfolio
 Long-Term U.S. Government Bond
  Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender (assuming each Annuitant is age 70 or younger at issue)*:

                                               Without Optional Death Benefit
                                                            Rider
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund

                                         Without Optional Death Benefit
                                                      Rider
Subaccount Investing In:                 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 High Yield Portfolio
 Long-Term U.S. Government Bond
  Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

3. If you surrender* your Contract at the end of the applicable period (assuming each Annuitant is Age 70 or younger at issue):

                                                 With Optional Death Benefit
                                                            Rider
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio

                                                   With Optional Death Benefit
                                                              Rider
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond
 High Yield Bond Portfolio
 Long-Term U.S. Government Bond Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
--------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or you do not surrender (assuming each Annuitant is age 70 or younger at issue)*:

                                                  With Optional Death Benefit
                                                             Rider
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II

                                                 With Optional Death Benefit
                                                            Rider
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 High Yield Portfolio
 Long-Term U.S. Government Bond Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

5. If you surrender* your Contract at the end of the applicable period (assuming either Annuitant is over age 70 at issue):

                                     Without Optional Death Benefit Rider
Subaccount Investing In:             1 Year      3 Years     5 Years     10 Years
---------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund

                           Without Optional Death Benefit Rider
Subaccount Investing In:   1 Year      3 Years     5 Years     10 Years
-----------------------------------------------------------------------
Alliance Variable
 Products Series Fund,
 Inc.
 Growth and Income
  Portfolio
 Premier Growth
  Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment
  Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.
Federated Insurance
 Series
 Federated High Income
  Bond Fund II
 Federated International
  Small Company Fund II
Fidelity Variable
 Insurance Products Fund
 (VIP)
 VIP Equity-Income
  Portfolio
 VIP Growth Portfolio
Fidelity Variable
 Insurance Products Fund
 II (VIP II)
 VIP II Contrafund
  Portfolio
Fidelity Variable
 Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income
  Portfolio
 VIP III Mid Cap
  Portfolio
GE Investments Funds,
 Inc.
 Mid-Cap Value Equity
  Fund
 Money Market Fund
 Premier Growth Equity
  Fund
 S&P 500 Index Fund
 Small Cap Value Equity
  Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth
  Portfolio
 Balanced Portfolio
 Capital Appreciation
  Portfolio
 Global Life Sciences
  Portfolio
 Global Technology
  Portfolio
 Growth Portfolio
 International Growth
  Portfolio
 Worldwide Growth
  Portfolio
MFS(R) Variable
 Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with
  Income Series
 MFS(R) New Discovery
  Series
 MFS(R) Utilities Series
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA
 Oppenheimer Main Street
  Growth & Income
  Fund/VA
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio
 High Yield Portfolio
 Long-Term U.S.
  Government Bond
  Portfolio
 Total Return Bond
  Portfolio
Rydex Variable Trust
 Rydex OTC Fund
-----------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

6. If you annuitize at the end of the applicable period, or do not surrender (assuming either Annuitant is over age 70 at issue)*:

                           Without Optional Death Benefit Rider
Subaccount Investing In:   1 Year      3 Years     5 Years     10 Years
-----------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable
 Products Series Fund,
 Inc.
 Growth and Income
  Portfolio
 Premier Growth
  Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment
  Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.
Federated Insurance
 Series
 Federated High Income
  Bond Fund II
 Federated International
  Small Company Fund II
Fidelity Variable
 Insurance Products Fund
 (VIP)
 VIP Equity-Income
  Portfolio
 VIP Growth Portfolio
Fidelity Variable
 Insurance Products Fund
 II (VIP II)
 VIP II Contrafund
  Portfolio
Fidelity Variable
 Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income
  Portfolio
 VIP III Mid Cap
  Portfolio
GE Investments Funds,
 Inc.
 Mid-Cap Value Equity
  Fund
 Money Market Fund
 Premier Growth Equity
  Fund
 S&P 500 Index Fund
 Small Cap Value Equity
  Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth
  Portfolio
 Balanced Portfolio
 Capital Appreciation
  Portfolio
 Global Life Sciences
  Portfolio
 Global Technology
  Portfolio
 Growth Portfolio
 International Growth
  Portfolio
 Worldwide Growth
  Portfolio
MFS(R) Variable
 Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with
  Income Series
 MFS(R) New Discovery
  Series
 MFS(R) Utilities Series
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA
 Oppenheimer Main Street
  Growth & Income
  Fund/VA

                             Without Optional Death Benefit Rider
Subaccount Investing In:   1 Year      3 Years     5 Years     10 Years
-----------------------------------------------------------------------
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio
 High Yield Portfolio
 Long-Term U.S.
  Government Bond
  Portfolio
 Total Return Bond
  Portfolio
Rydex Variable Trust
 Rydex OTC Fund
-----------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

7.  If you surrender* your Contract at the end of the applicable period
    (assuming either Annuitant is over age 70 at issue):

                             With Optional Death Benefit Rider
Subaccount Investing In:   1 Year      3 Years     5 Years     10 Years
-----------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Funds
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable
 Products Series Fund,
 Inc.
 Growth and Income
  Portfolio
 Premier Growth
  Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment
  Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.
Federated Insurance
 Series
 Federated High Income
  Bond Fund II
 Federated International
  Small Company Fund II
Fidelity Variable
 Insurance Products Fund
 (VIP)
 VIP Equity-Income
  Portfolio
 VIP Growth Portfolio
Fidelity Variable
 Insurance Products Fund
 II (VIP II)
 VIP II Contrafund
  Portfolio
Fidelity Variable
 Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income
  Portfolio
 VIP III Mid Cap
  Portfolio
GE Investments Funds,
 Inc.
 Mid-Cap Value Equity
  Fund
 Money Market Fund
 Premier Growth Equity
  Fund
 S&P 500 Index Fund
 Small Cap Value Equity
  Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth
  Portfolio
 Balanced Portfolio
 Capital Appreciation
  Portfolio
 Global Life Sciences
  Portfolio
 Global Technology
  Portfolio
 Growth Portfolio
 International Growth
  Portfolio
 Worldwide Growth
  Portfolio

                               With Optional Death Benefit Rider
Subaccount Investing In:      1 Year     3 Years    5 Years    10 Years
-----------------------------------------------------------------------------
MFS(R) Variable Insurance
 Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income
  Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account
 Funds
 Oppenheimer Global
  Securities Fund/VA
 Oppenheimer Main Street
  Growth & Income Fund/VA
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio
 High Yield Portfolio
 Long-Term U.S. Government
  Bond Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
-----------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

8.  If you annuitize at the end of the applicable period, or do not surrender
    (assuming either Annuitant is over age 70 at issue)*:

                               With Optional Death Benefit Rider
Subaccount Investing In:      1 Year     3 Years    5 Years    10 Years
-----------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital
  Appreciation Funds
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products
 Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio
 The Dreyfus Socially
  Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond
  Fund II
 Federated International
  Small Company Fund II
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income
  Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund

                                                   With Optional Death Benefit
                                                              Rider
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Growth Portfolio
 Global Technology Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 Long-Term U.S. Government Bond Portfolio
 High Yield Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
--------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

OTHER CONTRACTS

We offer other variable annuity contracts which also may invest in many of the same Funds offered under the Contract. These contracts have different charges that could affect their Subaccounts' performance, and they offer different benefits.

Synopsis

What type of Contract am I buying? The Contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This Prospectus only provides disclosure about the Contract. Certain features described in this Prospectus may vary from your Contract. See The Contract.

How does the Contract work? Once we approve your application, we will issue a Contract to you. During the accumulation period, while you are paying in, you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Contract to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, or a combination of both. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See The Contract.

What are my variable investment choices? Through its 41 Subaccounts, the Account uses your purchase payments to purchase shares, at your direction, in one or more portfolios of the 13 Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See The Separate Account -- Subaccounts.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and the Separate Account subject to certain restrictions. See Transfers Before the Annuity Commencement Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Contract? Should you withdraw Contract Value before your purchase payments have been in your Contract for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Contract. We may waive the surrender charge in certain circumstances. See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for Contracts where either Annuitant was older than age 70 at issue) against the daily net asset value of the Separate Account.

These charges consist of a .15% administrative expense charge and a 1.35% (1.55% where either Annuitant was older than age 70 at issue) mortality and expense risk charge. Additionally, we may impose a $30 annual contract charge. We also charge for the optional Death Benefit. For a complete discussion of all charges associated with the Contract, See Charges and Other Deductions.

If your state assesses a premium tax with respect to your Contract, then at the time your Contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or Contract Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Portfolio Annual Expenses. These expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are completely flexible. See The Contract -- Purchase Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on Annuity Commencement Value and other factors. See Income Payments.

What happens if an Annuitant dies before the Annuity Commencement Date? Before the Annuity Commencement Date, if any Annuitant dies while the Contract is in force, we will treat the Designated Beneficiary as the sole Owner of the Contract, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. You may elect to have your Designated Beneficiary receive the basic Death Benefit or, for a fee, our optional Death Benefit. See The Death Benefit.

May I Transfer Contract Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See The Contract -- Transfers Before the Annuity Commencement Date and Income Payments -- Transfers After the Annuity Commencement Date.

May I surrender the Contract or make a withdrawal? Yes, subject to Contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the Contract or make a withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or withdrawal, a 10% penalty tax. A surrender or a withdrawal may also be subject to withholding. See Federal Tax Matters. A withdrawal may reduce the Death Benefit by the proportion that the withdrawal (including any applicable surrender charge and premium tax) reduces Contract Value. See The Death Benefit.

Do I get a free look at this Contract? Yes. You have the right to return the Contract to us at our Home Office, and have us cancel the Contract within a certain number of days (usually 10 days from the date you receive the Contract, but some states require different periods).

If you exercise this right, we will cancel the Contract as of the day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See Return Privilege.

When are my allocations effective? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts you choose.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges and annual contract charges. Results calculated without surrender charges and annual contract charges will be higher. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect Fund charges and expenses and the maximum administrative expense charge. They assume that the applicable mortality and expense risk charge is at an effective annual rate of 1.55% against the daily net asset-value of the Separate Account (which is the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue). (The mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue is 1.35%.) They also assume that the $30 annual contract charge is equivalent to 0.1% of Contract Value (this charge will be waived if the Contract Value is more than $40,000 at the time the charge is due). Total returns do not reflect the optional Death Benefit charge. They also do not reflect any premium taxes. See the Appendix and the SAI for further information.

Financial Statements

The consolidated financial statements for GE Life and Annuity Assurance Company and GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc. which is a wholly-owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Contracts and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the Contract as well as for other purposes permitted by law.

The Separate Account currently has 41 Subaccounts available under the Contract, but that number may change in the future. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net purchase payments in accordance with your instructions among up to ten of the 41 Subaccounts available under the Contract.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the Contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account shall, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the Contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this Contract. You decide the Subaccounts to which you allocate net purchase payments. You may change your allocation without penalty or charges. Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your net purchase payments and Contract Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

We offer you a choice from among 41 Subaccounts, each of which invests in an underlying portfolio of one of the Funds. You may allocate purchase payments to up to ten Subaccounts plus the Guarantee Account at any one time.

                                                              Adviser (and Sub-
                                                                 Adviser, as
Subaccount Investing In            Investment Objective          applicable)
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital              The fund's investment          A I M Advisors,
Appreciation Fund             objective is growth of         Inc.
                              capital. Invests principally
                              in common stocks, with
                              emphasis on medium and small-
                              sized growth companies. This
                              fund may invest up to 25% of
                              the value of the total assets
                              in foreign securities.
-------------------------------------------------------------------------------
AIM V.I. Growth Fund          The fund's investment          A I M Advisors,
                              objective is to seek growth of Inc.
                              capital. Invests principally
                              in seasoned and better
                              capitalized companies
                              considered to have strong
                              earnings momentum. This fund
                              may invest up to 25% of the
                              value of the total assets in
                              foreign securities.
-------------------------------------------------------------------------------
AIM V.I. Value Fund           Seeks to achieve long-term     A I M Advisors,
                              growth of capital. Income is a Inc.
                              secondary objective. Invests
                              principally in equity
                              securities judged by the
                              investment advisor of the fund
                              to be undervalued. This fund
                              may invest up to 25% of the
                              value of the total assets in
                              foreign securities.
-------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.

Growth and Income             Seeks reasonable current       Alliance Capital
Portfolio                     income and reasonable          Management, L.P.
                              opportunity for appreciation
                              through investments primarily
                              in dividend-paying common
                              stocks of good quality. May
                              also invest in fixed-income
                              securities and convertible
                              securities.
-------------------------------------------------------------------------------
Premier Growth Portfolio      Seeks long term growth of      Alliance Capital
                              capital by investing           Management, L.P.
                              predominantly in the equity
                              securities of a limited number
                              of large, carefully selected,
                              high quality U.S. companies
                              judged likely to achieve
                              superior earnings growth.
-------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In           Investment Objective          applicable)
-------------------------------------------------------------------------------
Quasar Portfolio             Seeks growth of capital by     Alliance Capital
                             pursuing aggressive investment Management, L.P.
                             policies. This fund invests
                             based upon the potential for
                             capital appreciation and only
                             incidentally for current
                             income. The investment
                             policies are aggressive.
-------------------------------------------------------------------------------
DREYFUS

The Dreyfus Investment       Non-diversified portfolio      The Dreyfus
Portfolios-Emerging          seeking long-term capital      Corporation
Markets Fund                 growth by investing primarily
                             in the stocks of companies
                             organized, or with a majority
                             of its assets or business, in
                             emerging market countries./1/
-------------------------------------------------------------------------------
The Dreyfus Socially         Seeks to provide capital       The Dreyfus
Responsible Growth Fund,     growth, with current income as Corporation
Inc.                         a secondary goal by investing
                             primarily in the common stock
                             of companies that in the
                             opinion of the Fund's
                             management, meet traditional
                             investment standards and
                             conduct their business in a
                             manner that contributes to the
                             enhancement of the quality of
                             life in America.
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated High Income        Seeks high current income by   Federated
Bond Fund II                 investing primarily in a       Investment
                             professionally managed,        Management Company
                             diversified portfolio of fixed
                             income securities. Pursues
                             this objective by investing in
                             a diversified portfolio of
                             high-yield, lower-rated
                             corporate bonds (also known as
                             "junk bonds").
-------------------------------------------------------------------------------
Federated International      Seeks to provide long-term     Federated Global
Small Company Fund II        growth of capital. Purses this Investment
                             objective by investing at      Management Corp.
                             least 65% of its assets in
                             equity securities of foreign
                             companies that have a market
                             capitalization at the time of
                             purchase of $1.5 billion or
                             less.
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND (VIP)

Equity-Income Portfolio      Seeks reasonable income and    Fidelity Management
                             will consider the potential    & Research Company;
                             for capital appreciation. The  (subadvised by FMR
                             fund also seeks a yield, which Co., Inc.)
                             exceeds the composite yield on
                             the securities comprising the
                             S&P 500 by investing primarily
                             in income-producing equity
                             securities and by investing in
                             domestic and foreign issuers.
-------------------------------------------------------------------------------
Growth Portfolio             Seeks capital appreciation by  Fidelity Management
                             investing primarily in common  & Research Company;
                             stocks of companies believed   (subadvised by FMR
                             to have above-average growth   Co., Inc.)
                             potential.
-------------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In           Investment Objective          applicable)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II (VIP II)

Contrafund(TM) Portfolio     Seeks long-term capital        Fidelity Management
                             appreciation by investing      & Research Company
                             primarily in common stocks and (subadvised by
                             securities of companies whose  Fidelity Management
                             value it believes to have not  & Research (U.K.)
                             fully been recognized by the   Inc. and Fidelity
                             public. This fund invests in   Management &
                             domestic and foreign issuers   Research (Far East)
                             and also invests in "growth"   Inc., and Fidelity
                             stocks or "value" stocks or    Investments Japan
                             both.                          Limited; Subadvised
                                                            by FMR Co., Inc.)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND III (VIP III)

Growth & Income Portfolio    Seeks high total return        Fidelity Management
                             through a combination of       & Research Company
                             current income and capital     (subadvised by
                             appreciation by investing a    Fidelity Management
                             majority of assets in common   & Research (U.K.)
                             stocks with a focus on those   Inc. and Fidelity
                             that pay current dividends and Management &
                             show potential for capital     Research (Far East)
                             appreciation.                  Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; Subadvised
                                                            by FMR Co., Inc.)
-------------------------------------------------------------------------------
Mid Cap Portfolio            Seeks long-term growth of      Fidelity Management
                             capital by investing primarily & Research Company
                             in common stocks and at least  (subadvised by
                             65% of total assets in         Fidelity Management
                             securities of companies with   & Research (U.K.),
                             medium market capitalizations. Inc. and Fidelity
                                                            Management &
                                                            Research Far East
                                                            Inc.)
-------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Mid-Cap Value Equity Fund    Objective of providing long    GE Asset Management
                             term growth of capital by      Incorporated
                             investing primarily in common
                             stock and other equity
                             securities of companies that
                             the investment adviser
                             believes are undervalued by
                             the marketplace at the time of
                             purchase and that offer the
                             potential for above-average
                             growth of capital. Although
                             the current portfolio reflects
                             investments primarily within
                             the mid cap range, the Fund is
                             not restricted to investments
                             within any particular
                             capitalization and may in the
                             future invest a majority of
                             its assets in another
                             capitalization range.
-------------------------------------------------------------------------------
Money Market Fund            Objective of providing highest GE Asset Management
                             level of current income as is  Incorporated
                             consistent with high liquidity
                             and safety of principal by
                             investing in various types of
                             good quality money market
                             securities.
-------------------------------------------------------------------------------
Premier Growth Equity        Objective of providing long-   GE Asset Management
Fund                         term growth of capital as well Incorporated
                             as future (rather than
                             current) income by investing
                             primarily in growth-oriented
                             equity securities.
-------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In         Investment Objective            applicable)
-------------------------------------------------------------------------------
S&P 500 Index Fund/2/      Objective of providing capital   GE Asset Management
                           appreciation and accumulation    Incorporated
                           of income that corresponds to    (Subadvised by
                           the investment return of the     State Street Global
                           Standard & Poor's 500            Advisers)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
-------------------------------------------------------------------------------
Small-Cap Value Equity     Objective of providing long-     GE Asset Management
Fund                       term growth of capital by        Incorporated
                           investing primarily in equity    (Subadvised by
                           securities of small cap          Palisade Capital
                           undervalued U.S. companies       Management, L.L.C.)
                           that have solid growth
                           prospects.
-------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           investments primarily in
                           equity securities of U.S.
                           companies.
-------------------------------------------------------------------------------
Value Equity Fund          Objective of providing long-     GE Asset Management
                           term growth of capital and       Incorporated
                           future income. Pursues
                           investments in equity
                           securities of large
                           undervalued U.S. companies
                           that have solid growth
                           prospects.
-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth          Non-diversified portfolio        Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital./1/ Pursues its
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
-------------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of        Janus Capital
                           capital. Pursues this            Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
-------------------------------------------------------------------------------
Capital Appreciation       Non-diversified portfolio        Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital./1/ Pursues its
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
-------------------------------------------------------------------------------
Global Life Sciences       Invests primarily in equity      Janus Capital
Portfolio                  securities of U.S. and foreign   Corporation
                           companies selected for their
                           growth potential. Normally
                           invests at least 65% of its
                           total assets in securities of
                           companies that the portfolio
                           manager believes have a life
                           science orientation.
-------------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," "and S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard and Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Contract.

                                                           Adviser (and Sub-
                                                              Adviser, as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
Global Technology          Invests primarily in equity    Janus Capital
Portfolio                  securities of U.S. and foreign Corporation
                           companies selected for their
                           growth potential. Under normal
                           circumstances, it invests at
                           least 65% of its total assets
                           in securities of companies
                           that the portfolio manager
                           believes will benefit
                           significantly from advances or
                           improvements in technology.
----------------------------------------------------------------------------
Growth Portfolio           Seeks long-term capital growth Janus Capital
                           consistent with the            Corporation
                           preservation of capital and
                           pursues its objective by
                           investing in common stocks of
                           companies of any size.
                           Emphasizes larger, more
                           established issuers.
----------------------------------------------------------------------------
International Growth       Seeks long-term growth of      Janus Capital
Portfolio                  capital. Pursues this          Corporation
                           objective primarily through
                           investments in common stocks
                           of issuers located outside the
                           United States. The portfolio
                           normally invests at least 65%
                           of its total assets in
                           securities of issuers from at
                           least five different
                           countries, excluding the
                           United States.
----------------------------------------------------------------------------
Worldwide Growth           Seeks long-term capital growth Janus Capital
Portfolio                  in a manner consistent with    Corporation
                           the preservation of capital.
                           Pursues this objective by
                           investing in a diversified
                           portfolio of common stocks of
                           foreign and domestic issuers
                           of all sizes. Normally invests
                           in at least five different
                           countries including the United
                           States.
----------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST

MFS(R) Growth Series       Seeks to provide long-term     Massachusetts
                           growth of capital and future   Financial Services
                           income rather than current     Company ("MFS(R)")
                           income.
----------------------------------------------------------------------------
MFS(R) Growth With Income  Seeks to provide reasonable    Massachusetts
Series                     current income and long-term   Financial Services
                           growth of capital and income.  Company ("MFS(R)")
----------------------------------------------------------------------------
MFS(R) New Discovery       Seeks capital appreciation.    Massachusetts
Series                     Pursues this objective by      Financial Services
                           investing at least 65% of its  Company ("MFS(R)")
                           total assets in equity
                           securities of emerging growth
                           companies.
----------------------------------------------------------------------------
MFS(R) Utilities Series    Seeks capital growth and       Massachusetts
                           current income. Purses this    Financial Services
                           objective by investing at      Company ("MFS(R)")
                           least 65% of its total assets
                           in equity and debt securities
                           of domestic and foreign
                           companies in the utilities
                           industry.
----------------------------------------------------------------------------

                                                              Adviser (and Sub-
                                                                 Adviser, as
Subaccount Investing In            Investment Objective          applicable)
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Global Securities Fund/VA     Seeks long-term capital        OppenheimerFunds,
                              appreciation by investing a    Inc.
                              substantial portion of assets
                              in securities of foreign
                              issuers, "growth-type"
                              companies, cyclical industries
                              and special situations that
                              are considered to have
                              appreciation possibilities. It
                              invests mainly in common
                              stocks of U.S. and foreign
                              issuers.
-------------------------------------------------------------------------------
Main Street Growth &          Seeks high total return, which OppenheimerFunds,
Income Fund/VA                includes growth in the value   Inc.
                              of its shares as well as
                              current income, from equity
                              and debt securities. The Fund
                              invests mainly in common
                              stocks of U.S. companies.
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST

Foreign Bond Portfolio        Non-diversified portfolio      Pacific Investment
                              seeking to maximize total      Management Company
                              return, consistent with
                              preservation of capital and
                              prudent investment
                              management./1/ This fund
                              primarily invests in
                              intermediate maturity hedged
                              foreign fixed income
                              securities.
-------------------------------------------------------------------------------
High Yield Bond Portfolio     Seeks to maximize total        Pacific Investment
                              return, consistent with        Management Company
                              preservation of capital and
                              prudent investment management.
                              Primarily invests in higher
                              yielding fixed income
                              securities (also known as
                              "junk bonds.")
-------------------------------------------------------------------------------
Long-Term U.S. Government     Seeks to maximize total        Pacific Investment
Bond Portfolio                return, consistent with the    Management Company
                              preservation of capital and
                              prudent investment management.
                              Primarily invests in long-term
                              maturity fixed income
                              securities.
-------------------------------------------------------------------------------
Total Return Bond             Seeks to maximize total return Pacific Investment
Portfolio                     consistent with preservation   Management Company
                              of capital and prudent
                              investment management.
                              Primarily invests in
                              intermediate maturity fixed
                              income securities.
-------------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                   Non-diversified fund/1/ seeks  Rydex Global
                              to provide investment results  Advisors
                              that correspond to a benchmark
                              for over-the-counter
                              securities that invest
                              primarily in securities of
                              companies included in NASDAQ
                              100 Index(TM).
-------------------------------------------------------------------------------

 /3/THE NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits, surrender proceeds, withdrawals, to make income payments, or for other purposes described in the Contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We will also receive Service Share fees from certain of the portfolios. These fees are deducted from portfolio assets, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios. Because the Service Share fees and 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which the Separate Account participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Contract. The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. No substitution of the shares attributable to your Contract may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net purchase payments and transfer some or all of your Contract Value to the Guarantee Account. We credit the portion of the Contract Value allocated to the Guarantee Account with interest (as described below). Contract Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Contract. See Charges and Other Deductions.

Each time you allocate net purchase payments or transfer Contract Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of Contract Value under the Contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Contract.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See Transfers Before the Annuity Commencement Date.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on purchase payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of Contracts.)

Charges and Other Deductions

All of the charges described in this section apply to Contract Value allocated to the Separate Account. Contract Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. Our administrative services include:

 . processing applications for and issuing the Contracts;

 . maintaining records;

 . administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

 . reconciling and depositing cash receipts;

 . providing Contract confirmations and periodic statements;

 . providing toll-free inquiry services; and

 . furnishing telephone and internet transaction services.

The risks we assume include:

 . the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed); and

 . the risk that our costs in providing the services will exceed our revenues from Contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SURRENDER CHARGE

We assess a surrender charge (except as described below) on withdrawals and surrenders of purchase payments. You pay this charge to compensate us for the losses we experience on Contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there is no Contract Value in the Separate Account, we will deduct the charge proportionately from all monies in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payments and then from the one year interest rate guarantee periods on a first-in, first-out basis. The surrender charge is as follows:

     Number of Full and Partially        Surrender Charge as a Percentage
  Completed Years Since We Received      of the Surrendered or Withdrawn
         the Purchase Payment                    Purchase Payment
  -----------------------------------------------------------------------
                 Year                               Percentage
                 ----                               ----------
                  1                                     6%
                  2                                     6%
                  3                                     6%
                  4                                     6%
                  5                                     5%
                  6                                     4%
              7 or more                                 0%
  -----------------------------------------------------------------------

We do not assess the surrender charge on surrenders:

 .  of amounts representing gain (as defined below);

 .  of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

 .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your Contract free of any surrender charge. We calculate gain in the Contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Contract Value on the Valuation Day we receive your withdrawal or surrender request;

(b) is the total of any withdrawals including surrender charges previously taken;

(c)  is the total of purchase payments made; and

(d)  is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to 10% of your total purchase payments each Contract year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from Contract year to Contract year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the Contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.50% (1.70% where either Annuitant was above age 70 at issue) of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% for Contracts where either Annuitant was above age 70 at issue). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

CHARGES FOR THE OPTIONAL DEATH BENEFIT

We charge you for expenses related to the optional Death Benefit. We deduct these charges against the Contract Value in the Separate Account at each anniversary and at surrender to compensate us for the increased risks and expenses associated with providing the optional Death Benefit. We will allocate the annual charge among the Subaccounts in the same proportion that the Contract's Contract Value in each Subaccount bears to the total Contract Value in all Subaccounts at the time we make the charge. If the Guarantee Account is available under the Contract and the Contract Value in the Separate Account is not sufficient to cover the charge for the optional Death Benefit, we will deduct the charge first from the Contract Value in the Separate Account, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The optional Death Benefit charge is 0.25% times the Contract Value in the Separate Account at the time of deduction.

ANNUAL CONTRACT CHARGE

We will deduct a charge of $30 annually from the Contract Value of each Contract to compensate us for certain administrative expenses incurred in connection with the Contracts. We will deduct the charge at each Contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that the Contract's Contract Value in each Subaccount bears to the total Contract Value in all Subaccounts at the time we make the charge. If there is insufficient Contract Value allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from Contract Value when incurred or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.0%.

OTHER CHARGES AND DEDUCTIONS

Each portfolio incurs certain fees and expenses. To pay for these charges, the Fund makes deductions from its assets. The deductions are described more fully in each Fund's Prospectus.

In addition, we reserve the right to impose a charge of up to $10 for transfers. This charge is at cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Contract in that Contract.

We may also reduce charges and/or deductions for sales of the Contracts to registered representatives who sell the Contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

The Contract is a flexible premium variable deferred annuity Contract. We describe your rights and benefits below and in the Contract. There may be differences in your Contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your Contract. We will include any such differences in your Contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a Contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Contract. We then send the Contract to you through your sales representative. See Distribution of the Contracts.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional premium payments you make on the Valuation Day we receive them.

To apply for a Contract, you must be of legal age in a state where we may lawfully sell the Contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Contracts. The Annuitant cannot be older than age 85, unless we approve a different age.

This Contract may be used with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, income benefits and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Contract, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their Designated Beneficiaries.

Qualified Contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Contract. Unless state law requires us to allow non-spousal joint owners, you may name only your spouse as Joint Owner. All Owners must together exercise any ownership rights in this Contract.

PURCHASE PAYMENTS

You may make purchase payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the Contract, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason.

The minimum initial purchase payment is $5,000 (or $2,000 if your Contract is an IRA Contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts and $100 for other Qualified Contracts.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place net purchase payments into the Separate Account's Subaccounts, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to ten Subaccounts at any one time.

The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must be a whole percentage and not less than $100. Upon allocation to the appropriate Subaccounts we convert net purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office if received before 4:00 p.m., New York time. If we receive the additional purchase payment at or after 4:00 p.m, New York time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

We will determine the value of your initial purchase payment no later than two business days after we receive your completed application and all other information necessary for processing your purchase order. We will determine the value of any subsequent purchase payments you make as of the end of the Valuation Period during which we receive the purchase payment.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Subaccount separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Subaccount for a Valuation Period equals the value of an Accumulation Unit in that Subaccount as of the preceding Valuation Period multiplied by the net investment factor of that Subaccount for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

Before the earliest of the surrender of the Contract, payment of any Death Benefit, and the Annuity Commencement Date, you may transfer all or a portion of your investment between and among the Subaccounts of the Separate Account and the Guarantee Account, subject to certain conditions. We process transfers among the Subaccounts of the Separate Account and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccount of the Separate Account or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts of the Separate Account under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation to the Guarantee Account to a Subaccount. Unless you are participating in the dollar-cost averaging program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Subaccounts. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation.

Further, we may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Currently, there is no other limit on the number of transfers between and among Subaccounts of the Separate Account and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve or one transfer per month or, if it is necessary for the Contract to continue to be treated as an annuity contract by the Internal Revenue Service, a lower number. Currently, all transfers under the Contract are free. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

(i) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests;

(ii) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(iii) if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See Transfers by Third Parties.)

When thinking about a transfer of Contract Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.


TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your Contract by calling or electronically contacting us provided we received your prior written authorization at our Annuity Customer Service Center. Such requests include requests for transfers and changes in purchase payment allocations, dollar-cost averaging, and portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions,

 . confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or

 . tape recording telephone instructions, or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone and internet transactions.

To request a telephone transaction, please call our Annuity Customer Service Line at 1-800-353-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet may not always be available. Any computer system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by calling or writing our Annuity Customer Service Center.


TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Contract Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts and the management of the Funds share this position. Therefore, as described in your Contract, we may limit or disallow transfers made by a third party.


DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Subaccount and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or our Annuity Customer Service Line at 1-800-352-9910 and completing the dollar-cost averaging agreement. To use the program, you must transfer at least $100 from the Money Market Subaccount and/or interest rate guarantee period with each transfer.

The dollar-cost averaging will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written, telephoned or fax (assuming we have your telephone authorization form on file) request to discontinue the program; and

 . when the value of the Money Market Subaccount and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer.

With regard to dollar-cost averaging from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to the Guarantee Account with a new guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Contract Value among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Subaccounts from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

Before the Annuity Commencement Date, you may instruct us to transfer interest earned on your Contract Value in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum Contract Value in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the dollar-cost averaging program or the portfolio rebalancing program. If any interest sweep transfer is scheduled for the same day as a portfolio rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation to the Guarantee Account. See Transfers Before the Annuity Commencement Date. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing our Home Office or by calling our Annuity Customer Service Line. We will automatically cancel your participation in the program if your Contract Value in the Guarantee Account is less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year.

Surrenders and Withdrawals

SURRENDERS AND WITHDRAWALS

Subject to the rules discussed below, we will allow the surrender of the Contract or a withdrawal of a portion of the Contract Value at any time before the Annuity Commencement Date upon your written request.

We will not permit a withdrawal that is less than $100 or that reduces Contract Value to less than $1,000. If your withdrawal request would reduce Contract Value to less than $1,000, we will surrender your Contract in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on surrender of the Contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Contract Value (after deduction of any applicable optional benefit charges and annual contract charge) on the Valuation Day we receive a request for surrender less any applicable surrender charge and any applicable premium tax charge. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Contract, based on your instructions.

You may indicate, in writing or by calling our Annuity Customer Service Line, from which Subaccounts or guarantee periods we are to take your withdrawal. If you do not so specify, we will deduct the amount of the withdrawal first from the Subaccounts of the Separate Account on a pro-rata basis, in proportion to the Contract Value in the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a withdrawal may reduce the Death Benefit by the proportion that the withdrawal (including any applicable surrender charge and any premium tax) reduced Contract Value, depending on the amount of the withdrawal and the Death Benefit chosen. See The Death Benefit.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Contracts, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the Contract Date (unless we allow an earlier date). To participate in the program, you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Annuity Customer Service Center.

Your systematic withdrawals in a Contract year may not exceed the amount which is not subject to a surrender charge. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your Contract Value in the Separate Account is not sufficient to accomplish the withdrawal, we will take any Contract Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 . you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $5,000. If a systematic withdrawal would cause the Contract Value to be less than $5,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both withdrawals at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Contract year free under the free withdrawal privilege. (See Surrender Charge.)

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Contract, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

We offer two Death Benefits--the basic Death Benefit and the optional Death Benefit. We automatically provide the basic Death Benefit to you. The optional Death Benefit is available to you for an additional charge.

The basic Death Benefit varies based on the age of the Annuitant at issue. If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the basic Death Benefit equals the greatest of:

(a) the Contract Value as of the date we receive due proof of death of any Annuitant;

(b) the sum of (1) minus (2) plus (3), where

  (1) is the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant;

  (2) is the Contract Value on the date of death; and

  (3) is the Contract Value on the date we receive due proof of death; and

(c) the sum of (1) minus (2) plus (3), where:

  (1) is the excess of purchase payments accumulated at 5% per year and credited as of the Contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

  (2) is the Contract Value on the date of death; and

  (3) is the Contract Value on the date we receive due proof of death.

Withdrawals reduce the sums calculated under (b) and (c) proportionately by the same percentage that the withdrawal reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the basic Death Benefit is equal to the greatest of:

(a) the Contract Value as of the date we receive due proof of death of any Annuitant;

(b) the sum of (1) minus (2) plus (3), where:

  (1) is the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant;

  (2) is the Contract Value on the date of death; and

  (3) is the Contract Value on the date we receive due proof of death; and

(c) the purchase payments less any withdrawals.

Withdrawals reduce the sum calculated under (b) proportionally by the same percentage that the withdrawal reduces Contract Value.

Example: Assuming an Owner: (i) purchases a Contract for $100,000; (ii) makes no additional purchase payments and no withdrawals; (iii) is not subject to premium taxes; (iv) the Annuitant's age is 75 on the Contract Date; and (v) we receive due proof of death on the date of death then:

                                                                 Premiums
End of         Annuitant's               Contract               Accumulated                Death
 Year              Age                    Value                    @ 5%                   Benefit
--------------------------------------------------------------------------------------------------
   1                76                   $103,000                $105,000                 $105,000
   2                77                    112,000                 110,250                  112,000
   3                78                     90,000                 115,763                  115,763
   4                79                    135,000                 121,551                  135,000
   5                80                    130,000                 127,628                  135,000
   6                81                    150,000                 127,628                  150,000
   7                82                    125,000                 127,628                  135,000
   8                83                    145,000                 127,628                  145,000
--------------------------------------------------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Contract.

Withdrawals may reduce the Death Benefit by the proportion that the withdrawal (including any surrender charge and premium tax) reduced Contract Value. For example:

                       Purchase                             Contract                              Death
 Date                  Payment                               Value                               Benefit
--------------------------------------------------------------------------------------------------------
3/31/00                 $5,000                              $ 5,000                              $ 5,000
3/31/01                    --                               $10,000                              $10,000
3/31/02                    --                               $ 7,000                              $10,000
--------------------------------------------------------------------------------------------------------

If a withdrawal of $3,500 is made on March 31, 2002, the Death Benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). (This assumes that the Death Benefit immediately before the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "(a)" under the calculation above), nor is it part "(c)" under the calculation above. It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the Contract.

OPTIONAL DEATH BENEFIT

The optional Death Benefit coordinates with the basic Death Benefit and adds an extra feature. Under the optional Death Benefit, the amount payable at the death of the Annuitant will be the greater of:

 . the basic Death Benefit; or

 . the minimum Death Benefit. The minimum Death Benefit is the value of purchase payments increased with interest at 6% per Contract year up to 200% of purchase payments.

Withdrawals up to 6% of purchase payments per year reduce the minimum Death Benefit by the same amount that the withdrawal reduces the Contract Value. If withdrawals greater than 6% of purchase payments are made in the current or any prior contract year, the minimum Death Benefit will be reduced proportionately by the same percentage that the withdrawal reduces Contract Value.

You may only elect the optional Death Benefit when you apply for a Contract. Once elected, the benefit remains in effect while your Contract is in force until income payments begin, or until the Contract anniversary following the date of receipt of your request to terminate the rider. If we receive your request within 30 days of any Contract anniversary, you may request that the rider terminate as of that anniversary.

The optional Death Benefit rider may not be available in all states or markets. In addition, to be eligible for this rider, the annuitant cannot be older than age 75 at the time of issue, unless we approve a different age. We charge you an additional amount for this benefit. This charge will not exceed 0.25% of the Contract Value at the time of deduction. See Charges for the Optional Death Benefit.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Contract upon the first death of:

 . an Owner or Joint Owner, or

 . the Annuitant or Joint Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Contract upon death.

Designated Beneficiary: At the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1) Owner or Joint Owners;

(2) Primary Beneficiary;

(3)  Contingent Beneficiary; or

(4)  Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Contract. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Contract is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Contract in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the Contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Contract Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, including any optional enhanced Death Benefit on that date. Any increase in the Contract Value will be allocated to the Subaccounts using the purchase payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Contract for the new Contract Value on the date we received due proof of death. It will based on the new Annuitant's age on the Contract Date, rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if your spouse had purchased the Contract on the original Contract Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit
   of) the Designated Beneficiary under one of the following payment choices:

(1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

(2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

(3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made

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

  no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Contract within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Contract will terminate when we apply the Surrender Value to provide a Monthly Income Benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies. We show the amount of proceeds below.

         ------------------------------------------
         Person Who Died             Proceeds Paid
         ------------------------------------------
         Owner or Joint Owner       Surrender Value
         (who is not an Annuitant)
         ------------------------------------------
         Owner or Joint Owner       Death Benefit
         (who is an Annuitant)
         ------------------------------------------
         Annuitant                  Death Benefit
         ------------------------------------------

Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Annuity Commencement Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Contract is in force, payments that are already being made under the Contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Contract.

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

Income Payments

When you apply for a Contract, you may select any Annuity Commencement Date permitted by law; however, this date cannot be any later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve otherwise. You may change the Annuity Commencement Date to any date at least ten years after the date of the last purchase payment; however, the Annuity Commencement Date cannot be a date later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date. To make a change, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. (Please note the following exception: Contracts issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Annuity Commencement Date if the Annuitant is still living. We will pay the monthly income benefit in the form of "Life Income with 10 Years Certain (automatic payment plan)" variable income payments, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Annuity Commencement Value (that is, the Surrender Value of your Contract on the date immediately preceding the Annuity Commencement Date) in one lump sum (in which case we will cancel the Contract).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Contract Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Subaccounts to which you allocated Contract Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Annuity Commencement Value in a lump sum. Upon making such a payment, we will have no future obligation under the Contract. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Contracts.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Annuity Commencement Date, you may change:

 . your Annuity Commencement Date to any date at least ten years after your last purchase payment (however, the Annuity Commencement Date cannot be a date later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date):

 .  your optional payment plan;

 .  the allocation of your investment among the Subaccounts; and

 . the Owner, Joint Owner, primary beneficiary, and contingent beneficiary upon written notice to the Home Office if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Contract's Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

  1.  The Annuity Commencement Value;

  2. The annuity tables contained in the Contract including the settlement age table;

  3.  The optional payment plan selected; and

  4.  The investment performance of the Subaccounts selected.

To determine the amount of payment, we make this calculation:

  1.  First, we determine the dollar amount of the first income payment; then

  2. we allocate that amount to the Subaccounts according to your instructions; then

  3. we determine the number of Annuity Units for each Subaccount by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

  4. we calculate the value of the Annuity Units for each Subaccount seven days before the income payment is due for each income payment thereafter.

To calculate your first variable income payment, we need to make an assumption regarding the investment performance of the Subaccounts you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts is less than 3%, then the dollar amount of your variable income payments will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Contract. The Federal income tax treatment of the Contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a Contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the Contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Contract (or the tax law must treat the Contract as owned by an individual);

 . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Contract must be limited; and

 . The Contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Contract pays tax currently on the excess of the Contract Value over the purchase payments paid for the Contract. Contracts issued to a corporation or a trust are examples of Contracts where the Owner pays current tax on the Contract's earnings.

There are several exceptions to this rule. For example, the Code treats a Contract as owned by an individual if the nominal owner is a trust or other entity that holds the Contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Contract to provide deferred compensation for its employees.

In the case of a Contract issued after June 8, 1997 to a taxpayer that is not an individual, or a Contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the Contract, or entities that will benefit from someone else's ownership of a Contract, should consult a tax advisor.

Investments in the Separate Account must be diversified: For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Contract Value over the purchase payments paid for the Contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Contract Values: Federal income tax law limits the Owner's right to choose particular investments for the Contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Contract Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Contract as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Contract Value over the purchase payments paid for the Contract.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Contract or of any transaction involving a Contract. However, the remainder of this discussion assumes that your Contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your Contract.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Contract's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the Contract, reduced by any amounts you previously received from the Contract that you did not include in your income.

Your Contract imposes mortality charges relating to the Death Benefit, including any optional Death Benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the Contract.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract. If you transfer ownership of your Contract -- without receiving a payment equal to your Contract's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Contract.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Contract because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Contract's Annuity Commencement Date.

Before the Contract's Annuity Commencement Date:

 . If received under an annuity payout option, Death Benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, Death Benefits are taxed in the same manner as a withdrawal.

After the Contract's Annuity Commencement Date:

 . If received in accordance with the existing annuity payout option, Death
  Benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

 . If received in a lump sum, the tax law imposes tax on Death Benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Contract offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Persons intending to use the Contract in connection with a qualified plan should obtain advice from a competent advisor.

Types of Qualified Contracts. Some of the different types of Qualified Contracts include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans," including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a Contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Contract, unless we consent.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by any optional Death Benefit, from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Contract issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental Death Benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental Death Benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Contract were characterized as an incidental Death Benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared With Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until received.

 . The Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts.

 . The Code does not allow a deduction for purchase payments made for Non-
  Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and Contract. For example:

 . Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Contracts. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Contract: For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2,

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer, or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to
Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in the Separate Account at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Subaccounts which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a Subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that Subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a Subaccount will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See The Separate Account -- Subaccounts.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, withdrawal, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

We may delay making a payment, applying Contract Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Contract.

Distribution of the Contracts

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker/dealers (including our affiliate, Terra Securities Corporation) will sell the Contracts. These broker/dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage will also sell the Contracts. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Contracts in all states where we are licensed to do business.

COMMISSIONS

We pay commissions and other expenses associated with the promotion and sales of the Contracts to broker/dealers. Broker/dealers may receive aggregate commissions of up to 6% of your aggregate purchase payments.

Under certain circumstances broker/dealers may be paid a persistency trail commission which will take into account, among other things, the length of time purchase payments have been held under the Contract, and Contract Values. A trail commission is not anticipated to exceed, on an annual basis, 1.00% of the Contract Values considered in connection with the trail commission. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees assessed against certain portfolio assets as compensation for providing certain distribution and shareholder support services to some of the portfolios.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value with any adjustments required by applicable law or regulation on the date we receive the Contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any withdrawals you previously made. In certain states, you may have more than 10 days to return the Contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your Contract for the period covered by the report. The report will show the Contract Value in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated Contract Value, as required by the 1940 Act. In addition, when you make purchase payments, transfers, or withdrawals, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the Contracts offered. Statements in this

Prospectus about the content of Contracts and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Separate Account.

Condensed Financial Information

Financial statements for the Separate Account and consolidated financial statements for GE Life & Annuity (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Subaccount for the periods shown are as follows:

                                         Accumulation Accumulation  No. of
                                         Unit Values  Unit Values   Units
                                            as of        as of      as of
Subaccounts                                1/02/01      12/31/00   12/31/00
---------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth
  Fund, Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company
  Fund II
Fidelity Variable Insurance
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products
 Fund II
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products
 Fund III
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small-Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth With Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series

                                       Accumulation Accumulation  No. of
                                       Unit Values  Unit Values   Units
                                          as of        as of      as of
Subaccounts                              1/02/01      12/31/00   12/31/00
-------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth &
  Income Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 High Yield Bond Portfolio
 Long-Term U.S. Government Bond
  Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
-------------------------------------------------------------------------

Appendix A


STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in the Separate Account. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Subaccount charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Contract did not exist during the periods shown in Table 1 below, the returns of the Subaccounts shown have been adjusted to reflect current Subaccount charges imposed under the Contract and assume that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at Contract issue. The total returns shown in Table 1 reflect the deduction of all common fees and charges assessed under the Contract; that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value), and the surrender charge. We assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the optional Death Benefit charge and the optional enhanced Death Benefit charge and assume that no premium taxes apply.

Data to be included in subsequent filing.

                                    Table 1
                           Standardized Total Returns

   (assuming either the Annuitant or the Joint Annuitant older than age 70 at issue)

                                    For the  For the  For the    From the
                                     1-year   5-year  10-year  Inception in   Date of
                                     period   period   period    Separate   Inception In
                                     ended    ended    ended    Account to    Separate
                                    12/31/00 12/31/00 12/31/00   12/31/00     Account*
----------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation
  Fund                                                                        06/30/00
 AIM V.I. Growth Fund                                                         06/30/00
 AIM V.I. Value Fund                                                          06/30/00
Alliance Variable Products Series
 Fund, Inc.
 Premier Growth Portfolio                                                     06/30/00
 Growth and Income Portfolio                                                  06/30/00
 Quasar Portfolio                                                             06/30/00
Dreyfus
 Dreyfus Investment Portfolio --
   Emerging Markets Fund                                                      06/30/00
 The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                           06/30/00
Federated Insurance Series
 Federated High Income Bond Fund
  II                                                                          01/04/95
 Federated International Small
  Company Fund II                                                             06/30/00
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio                                                  05/02/88
 VIP Growth Portfolio                                                         05/02/88
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio                                                  01/04/95
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income Portfolio                                            05/01/97
 VIP III Mid Cap Portfolio                                                    06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                                    05/01/97
 Money Market Fund                                                            05/02/88
 Premier Growth Equity Fund                                                   05/03/99
 S&P 500 Index Fund                                                           05/02/88
 Small-Cap Value Equity Fund                                                  06/30/00
 U.S. Equity Fund                                                             05/01/98
 Value Equity Fund                                                            06/30/00
Janus Aspen Series
 Aggressive Growth Portfolio                                                  09/13/93
 Balanced Portfolio                                                           10/02/95
 Capital Appreciation Portfolio                                               05/01/97
 Global Life Sciences Portfolio                                               06/30/00
 Global Technology Portfolio                                                  06/30/00
 Growth Portfolio                                                             09/13/93
 International Growth Portfolio                                               05/01/96
 Worldwide Growth Portfolio                                                   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                                                         06/30/00
 MFS(R) Growth with Income Series                                             06/30/00
 MFS(R) New Discovery Series                                                  06/30/00
 MFS(R) Utilities Series                                                      06/30/00
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities
  Fund/VA                                                                     06/30/00
 Oppenheimer Main Street Growth &
  Income Fund/VA                                                              06/30/00

                           For the  For the  For the    From the
                            1-year   5-year  10-year  Inception in   Date of
                            period   period   period    Separate   Inception In
                            ended    ended    ended    Account to    Separate
                           12/31/00 12/31/00 12/31/00   12/31/00     Account*
-------------------------------------------------------------------------------
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio                                              06/30/00
 High Yield Bond Portfolio                                           06/30/00
 Long-Term U.S. Government
  Bond Portfolio                                                     06/30/00
 Total Return Bond
  Portfolio                                                          06/30/00
Rydex Variable Trust
 Rydex OTC Fund                                                      06/30/00
-------------------------------------------------------------------------------

    Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

Past performance is not a guarantee of future results.

In Table 2, we show the average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in Separate Account to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Contract did not exist during the periods shown in Table 2 below, the returns of the Subaccounts shown have been adjusted to reflect current Subaccount charges imposed under the Contract, and assume that both the Annuitant or Joint Annuitant (if applicable) are age 70 or younger at issue. The total returns shown in Table 2 reflect the deduction of all common fees and charges assessed under the Contract; that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value), and the surrender charge. We assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the optional Death Benefit charge, and assume that no premium taxes apply.

Although we calculate the data shown in Table 2 the same way we calculate the standardized total returns shown in Table 1, only the performance data shown in Table 1 is the standardized total return for this variable annuity. We will not show the information in Table 2 preceding or accompanying it by the information shown in Table 1.

                                    Table 2

                               Total Returns

           (assuming each Annuitant age 70 or younger at issue)

                              For the  For the  For the   From the
                               1-year   5-year  10-year   Inception    Date of
                               period   period   period  In Separate  Inception
                               ended    ended    ended   Account to  In Separate
                              12/31/00 12/31/00 12/31/00  12/31/00    Account*
--------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital
  Appreciation Fund                                                   06/30/00
 AIM V.I. Growth Fund                                                 06/30/00
 AIM V.I. Value Fund                                                  06/30/00
Alliance Variable Products
 Series Fund, Inc.
 Premier Growth Portfolio                                             06/30/00
 Growth and Income Portfolio                                          06/30/00
 Quasar Portfolio                                                     06/30/00
Dreyfus
 Dreyfus Investment
  Portfolio -- Emerging
  Markets Fund                                                        06/30/00
 The Dreyfus Socially
  Responsible Growth Fund,
  Inc.                                                                06/30/00
Federated Insurance Series
 Federated High Income Bond
  Fund II                                                             01/04/95
 Federated International
  Small Company Fund II                                               06/30/00

                             For the  For the  For the   From the
                              1-year   5-year  10-year   Inception    Date of
                              period   period   period  In Separate  Inception
                              ended    ended    ended   Account to  In Separate
                             12/31/00 12/31/00 12/31/00  12/31/00    Account*
-------------------------------------------------------------------------------
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income
  Portfolio                                                          05/02/88
 VIP Growth Portfolio                                                05/02/88
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund
  Portfolio                                                          01/04/95
Fidelity Variable Insurance
 Products Fund III (VIP
 III)
 VIP III Growth & Income
  Portfolio                                                          05/01/97
 VIP III Mid Cap Portfolio                                           06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                           05/01/97
 Money Market Fund                                                   05/02/88
 Premier Growth Equity Fund                                          05/03/99
 S&P 500 Index Fund                                                  05/02/88
 Small-Cap Value Equity
  Fund                                                               06/30/00
 U.S. Equity Fund                                                    05/01/98
 Value Equity Fund                                                   06/30/00
Janus Aspen Series
 Aggressive Growth
  Portfolio                                                          09/13/93
 Balanced Portfolio                                                  10/02/95
 Capital Appreciation
  Portfolio                                                          05/01/97
 Global Life Sciences
  Portfolio                                                          06/30/00
 Global Technology
  Portfolio                                                          06/30/00
 Growth Portfolio                                                    09/13/93
 International Growth
  Portfolio                                                          05/01/96
 Worldwide Growth Portfolio                                          09/13/93
MFS(R) Variable Insurance
 Trust
 MFS(R) Growth Series                                                06/30/00
 MFS(R) Growth with Income
  Series                                                             06/30/00
 MFS(R) New Discovery
  Series                                                             06/30/00
 MFS(R) Utilities Series                                             06/30/00
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA                                                 06/30/00
 Oppenheimer Main Street
  Growth & Income Fund/VA                                            06/30/00
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio                                              06/30/00
 High Yield Bond Portfolio                                           06/30/00
 Long-Term U.S. Government
  Bond Portfolio                                                     06/30/00
 Total Return Bond
  Portfolio                                                          06/30/00
Rydex Variable Trust
 Rydex OTC Fund                                                      06/30/00
-------------------------------------------------------------------------------

    Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

Past performance is not a guarantee of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of withdrawals or income payments.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the Subaccounts available under the Contract were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000 is shown in Tables 3 through 6, below. The total returns of the portfolios have been reduced by most of the charges currently assessed under the Contract, as if the Contract had been in existence since the inception of the portfolio.

In Table 3, we assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), and the surrender charge. The returns do not reflect the annual contract charge, the optional Death Benefit charge, and assume no premium taxes apply. These returns also assume that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at Contract issue.

                                    Table 3
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.

           (assuming each Annuitant age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund                                   05/05/93
 AIM V.I. Growth Fund                                                 05/05/93
 AIM V.I. Value Fund                                                  05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio                                             06/26/92
 Growth and Income Portfolio                                          01/14/91
 Quasar Portfolio                                                     06/01/99
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                                                        12/15/99
 The Dreyfus Socially Responsible Growth
  Fund                                                                10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II                                   03/01/94
 Federated International Small Company
  Fund II                                                             05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                                          10/09/86
 VIP Growth Portfolio                                                 10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                                          01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio                                    12/31/96
 VIP III Mid Cap Portfolio                                            12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                            05/01/97
 Money Market Fund                                                    06/30/85
 Premier Growth Equity Fund                                           12/12/97
 S&P 500 Index Fund                                                   04/14/85
 Small-Cap Value Equity Fund                                          05/01/00
 U.S. Equity Fund                                                     01/02/95
 Value Equity Fund                                                    05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                                          09/13/93
 Balanced Portfolio                                                   09/13/93
 Capital Appreciation Portfolio                                       05/01/97
 Global Life Sciences Portfolio                                       01/15/00
 Global Technology Portfolio                                          01/15/00
 Growth Portfolio                                                     09/13/93
 International Growth Portfolio                                       05/02/94
 Worldwide Growth Portfolio                                           09/13/93

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                                                05/03/99
 MFS(R) Growth with Income Series                                    10/09/95
 MFS(R) New Discovery Series                                         04/29/98
 MFS(R) Utilities Series                                             01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA                               04/26/00
 Oppenheimer Main Street Growth & Income
  Fund/VA                                                            04/26/00
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                                              02/16/99
 High Yield Bond Portfolio                                           04/30/99
 Long-Term U.S. Government Bond Portfolio                            04/30/99
 Total Return Bond Portfolio                                         12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                                      05/07/97
------------------------------------------------------------------------------

    Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

In Table 4, we assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. In addition, non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), and the surrender charge. The non-standard total returns do not reflect the annual contract charge, the optional Death Benefit charge, and assume no premium taxes apply. These returns also assume that the Annuitant or Joint Annuitant (if applicable) are older than age 70 at Contract issue.

                                    Table 4
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.

             (assuming either Annuitant over age 70 at issue)

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund                                  05/05/93
 AIM V.I. Growth Fund                                                05/05/93
 AIM V.I. Value Fund                                                 05/05/93
Alliance Variable Products Series Fund, Inc.
 Premier Growth Portfolio                                            06/26/92
 Growth and Income Portfolio                                         01/14/91
 Quasar Portfolio                                                    06/01/99
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                                                       12/15/99
 The Dreyfus Socially Responsible Growth
  Fund                                                               10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II                                  03/01/94
 Federated International Small Company
  Fund II                                                            05/01/00

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                                          10/09/86
 VIP Growth Portfolio                                                 10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                                          01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio                                    12/31/96
 VIP III Mid Cap Portfolio                                            12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                            05/01/97
 Money Market Fund                                                    06/30/85
 Premier Growth Equity Fund                                           12/12/97
 S&P 500 Index Fund                                                   04/14/85
 Small-Cap Value Equity Fund                                          05/01/00
 U.S. Equity Fund                                                     01/02/95
 Value Equity Fund                                                    05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                                          09/13/93
 Balanced Portfolio                                                   09/13/93
 Capital Appreciation Portfolio                                       05/01/97
 Global Life Sciences Portfolio                                       01/15/00
 Global Technology Portfolio                                          01/15/00
 Growth Portfolio                                                     09/13/93
 International Growth Portfolio                                       05/02/94
 Worldwide Growth Portfolio                                           09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                                                 05/03/99
 MFS(R) Growth with Income Series                                     10/09/95
 MFS(R) New Discovery Series                                          04/29/98
 MFS(R) Utilities Series                                              01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA                                11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                                             07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                                               02/16/99
 High Yield Bond Portfolio                                            04/30/98
 Long-Term U.S. Government Bond Portfolio                             04/30/99
 Total Return Bond Portfolio                                          12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                                       05/07/97
-------------------------------------------------------------------------------

    Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

In Table 5, we assume that you do not surrender the Contract, and we do not deduct the surrender charge. The non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account) and for the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account). They do not reflect the deductions for the annual contract charge, and the surrender charge, the optional Death Benefit charge, and assume no premium taxes apply. The non-standard total returns also assume that the Annuitant or Joint Annuitant (if applicable) are age 70 or younger at Contract issue.

                                    Table 5
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.

           (assuming each Annuitant age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund                                   05/05/93
 AIM V.I. Growth Fund                                                 05/05/93
 AIM V.I. Value Fund                                                  05/05/93
Alliance Variable Series Fund, Inc.
 Premier Growth Portfolio                                             06/26/92
 Growth and Income Portfolio                                          01/14/93
 Quasar Portfolio                                                     06/01/99
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                                                        12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                                                          10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II                                   03/01/94
 Federated International Small Company
  Fund II                                                             05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                                          10/09/86
 VIP Growth Portfolio                                                 10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                                          01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio                                    12/31/96
 VIP III Mid Cap Portfolio                                            12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                            05/01/97
 Money Market Fund                                                    06/30/85
 Premier Growth Equity Fund                                           12/12/97
 S&P 500 Index Fund                                                   04/14/85
 Small-Cap Value Equity Fund                                          05/01/00
 U.S. Equity Fund                                                     01/02/95
 Value Equity Fund                                                    05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                                          09/13/93
 Balanced Portfolio                                                   09/13/93
 Capital Appreciation Portfolio                                       05/01/97
 Global Life Sciences Portfolio                                       01/15/00
 Global Technology Portfolio                                          01/15/00
 Growth Portfolio                                                     09/13/93
 International Growth Portfolio                                       05/02/94
 Worldwide Growth Portfolio                                           09/13/93

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                                                05/03/99
 MFS(R) Growth with Income Series                                    10/09/95
 MFS(R) New Discovery Series                                         04/29/98
 MFS(R) Utilities Series                                             01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA                               11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                                            07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                                              02/16/99
 High Yield Bond Portfolio                                           04/30/98
 Long-Term U.S. Government Bond Portfolio                            04/30/99
 Total Return Bond Portfolio                                         12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                                      05/07/97
------------------------------------------------------------------------------

    Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

In Table 6, we assume that you do not surrender the Contract, and we do not deduct the surrender charge. In addition, non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account) and the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account). The returns do not reflect deductions for the annual contract charge, the surrender charge, the optional Death Benefit charge, and assume no premium taxes apply. The non-standard total returns also assume that the Annuitant or Joint Annuitant are older than age 70 at Contract issue.

                                    Table 6
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.

               (assuming either Annuitant over age 70 issue)

                                         For the  For the  For the
                                          1-year   5-year  10-year
                                          period   period   period  Portfolio
                                          ended    ended    ended   Inception
                                         12/31/00 12/31/00 12/31/00   Date*
-----------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund                                 05/05/93
 AIM V.I. Growth Fund                                               05/05/93
 AIM V.I. Value Fund                                                05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio                                           06/26/92
 Growth and Income Portfolio                                        01/14/91
 Quasar Portfolio                                                   06/01/99
Dreyfus
 Dreyfus Investment Portfolio-Emerging
  Markets Fund                                                      12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                                                        10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II                                 03/01/94
 Federated International Small Company
  Fund II                                                           05/01/00

                                         For the  For the  For the
                                          1-year   5-year  10-year
                                          period   period   period  Portfolio
                                          ended    ended    ended   Inception
                                         12/31/00 12/31/00 12/31/00   Date*
-----------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund (VIP)
 VIP Equity-Income Portfolio                                        10/09/86
 VIP Growth Portfolio                                               10/09/86
Fidelity Variable Insurance Products
 Fund II (VIP II)
 VIP II Contrafund Portfolio                                        01/03/95
Fidelity Variable Insurance Products
 Fund III (VIP III)
 VIP III Growth & Income Portfolio                                  12/31/96
 VIP III Mid Cap Portfolio                                          12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                          05/01/97
 Money Market Fund                                                  06/30/85
 Premier Growth Equity Fund                                         12/12/97
 S&P 500 Index Fund                                                 04/14/85
 Small-Cap Value Equity Fund                                        05/01/00
 U.S. Equity Fund                                                   01/02/95
 Value Equity Fund                                                  05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                                        09/13/93
 Balanced Portfolio                                                 09/13/93
 Capital Appreciation Portfolio                                     05/01/97
 Global Life Sciences Portfolio                                     01/15/00
 Global Technology Portfolio                                        01/15/00
 Growth Portfolio                                                   09/13/93
 International Growth Portfolio                                     05/02/94
 Worldwide Growth Portfolio                                         09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                                               05/03/99
 MFS(R) Growth with Income Series                                   10/09/95
 MFS(R) New Discovery Series                                        04/29/98
 MFS(R) Utilities Series                                            01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA                              11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                                           07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                                             02/16/99
 High Yield Bond Portfolio                                          04/30/98
 Long-Term U.S. Government Bond
  Portfolio                                                         04/30/99
 Total Return Bond Portfolio                                        12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                                     05/07/97
-----------------------------------------------------------------------------

    Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Statement of Additional Information
Table of Contents

                                                                            Page
The Contracts.............................................................. B-
  Transfer of Annuity Units................................................ B-
  Net Investment Factor.................................................... B-
Termination of Participation Agreements.................................... B-
Calculation of Performance Data............................................ B-
  Money Market Subaccount.................................................. B-
  Other Subaccounts........................................................ B-
  Other Performance Data................................................... B-
Federal Tax Matters........................................................ B-
  Taxation of GE Life & Annuity............................................ B-
  IRS Required Distributions............................................... B-
General Provisions......................................................... B-
  Using the Contracts as Collateral........................................ B-
  The Beneficiary.......................................................... B-
  Non-Participating........................................................ B-
  Misstatement of Age or Gender............................................ B-
  Incontestability......................................................... B-
  Statement of Values...................................................... B-
  Written Notice........................................................... B-
Distribution of the Contracts.............................................. B-
Legal Developments Regarding Employment-Related Benefit Plans.............. B-
Legal Matters.............................................................. B-
Experts.................................................................... B-
Financial Statements....................................................... B-

                            Dated        , 2001

                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1154 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                     Street

________________________________________________________________________________
     City                            State
                                                              Zip

Signature of Requestor: ________________________________________________________
                                          Date

                               Prospectus For The
              Flexible Premium Variable Deferred Annuity Contract
                                Form P1154 4/00

                                   issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity contract (the "Contract") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Contract.

The Contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis, or a combination of both.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of the Funds. We list the Funds, and their currently available portfolios, below.

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund, AIM V.I. Growth Fund, AIM V.I. Value
  Fund

Alliance Variable Products Series Fund, Inc.:
  Growth and Income Portfolio, Premier Growth Portfolio, Quasar Portfolio

Dreyfus:
  Dreyfus Investment Portfolios-Emerging Markets Fund, The Dreyfus Socially Responsible Growth Fund, Inc.

Federated Insurance Series:
  Federated High Income Bond Fund II, Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Mid Cap Portfolio

GE Investments Funds, Inc.:
  Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, U.S. Equity Fund, Value Equity Fund

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

MFS(R) Variable Insurance Trust:
  MFS(R) Growth Series, MFS(R) Growth With Income Series, MFS(R) New Discovery Series, MFS(R) Utilities Series

Oppenheimer Variable Account Funds:
  Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Total Return Bond Portfolio

Rydex Variable Trust:
  Rydex OTC Fund

  Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the General Account, both the value of a Contract before the Annuity Commencement Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about the Separate Account and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated       , 2001, concerning
the Separate Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is       , 2001.

Table of Contents

Definitions.................................................................   1

Expense Table...............................................................   3

Synopsis....................................................................  17

Investment Results..........................................................  20

Financial Statements........................................................  21

GE Life and Annuity Assurance Company.......................................  22

The Separate Account........................................................  23

The Guarantee Account.......................................................  32

Charges and Other Deductions................................................  34

The Contract................................................................  39

Transfers...................................................................  42

Surrenders and Withdrawals..................................................  47

The Death Benefit...........................................................  49

Income Payments.............................................................  52

Federal Tax Matters.........................................................  56

Voting Rights...............................................................  65

Requesting Payments.........................................................  66

Distribution of the Contracts...............................................  67

Additional Information......................................................  68

Condensed Financial Information.............................................  70

Appendix A.................................................................. A-1

Appendix B.................................................................. B-1

Statement of Additional Information -- Table of Contents

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions


We have tried to make this Prospectus as understandable as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. We define these terms below.

Account or Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the purchase payments you make under the Contract, and other variable annuity contracts we issue.

Accumulation Unit -- An accounting unit of measure we use in calculating the Contract Value in the Account before the Annuity Commencement Date.

Annuitant/Joint Annuitant -- The Annuitant is the person(s) named in the Contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date stated in the Contract on which your income payments will commence, if any Annuitant is living on that date.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Contract Date -- The date we issue your Contract and your Contract becomes effective. Your Contract Date is shown in your Contract. We use it to determine Contract years and anniversaries.

Contract Value -- The value of the Contract equal to the amount allocated to the Subaccounts of the Account and the Guarantee Account.

Death Benefit -- The benefit provided under a Contract upon the death of any Annuitant before the Annuity Commencement Date.

Designated Beneficiary(ies) -- The person(s) designated in the Contract who is alive (or in existence for non-natural entities) on the date of any Annuitant's death and who we will treat as the sole owner of the Contract following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Annuity Commencement Date. During the lifetime of the

Annuitant, the Owner also is entitled to the ownership rights stated in the Contract and is shown on the Contract data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Subaccount -- A subdivision of the Separate Account, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Subaccounts may be available in all states or in all markets.

Surrender Value -- The Contract Value (after deduction of any applicable optional benefit charges and annual contract charge) less any applicable surrender charge and any applicable premium tax charge.

Valuation Day -- For each Subaccount, each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Contract. The table reflects expenses both of Subaccounts of the Account and of the portfolios. For more complete descriptions of the various costs and expenses involved, see Charges and Other Deductions in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
--------------------------------------------------------------------------------
The maximum surrender charge (as a percentage
 of each purchase payment
 surrendered/withdrawn):                                6%
 We reduce the surrender charge percentage over
  time. In general, the later you surrender or
  withdraw a purchase payment, the lower the
  surrender charge will be on that purchase
  payment.
Transfer Charge (for each transfer after the
 first in a calendar month)/1/                        $10
(Note: During each Contract year, up to 10% of
 purchase payments plus any gain may be
 withdrawn without the imposition of the
 surrender charge. See Surrender Charge.)
                                                  Annuitant &
                                                Joint Annuitant Either Annuitant
Annual Expenses (as a percentage of Contract    Age 70 or Less  Above Age 70 at
Value in the  Separate Account):                   at Issue          Issue
--------------------------------------------------------------------------------
Mortality and Expense Risk Charge                    1.35%            1.55%
Administrative Expense Charge                         .15%             .15%
                                                     ----             ----
Total Annual Expenses                                1.50%            1.70%

Other Annual Expenses:
--------------------------------------------------------------------------------
Annual Contract Charge/2/                                              $30
Optional Death Benefit Charge ("ODB") (annual
 rate as a percentage of Contract Value)/3/                            .25%
Maximum Optional Enhanced Death Benefit Charge
 ("OEDB") (annual rate as a percentage of
 average Contract Value)/4/                                            .35%
--------------------------------------------------------------------------------

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month.
 /2/We do not assess this charge if your Contract Value at the time the charge is due is more than $40,000.
 /3/If the Optional Death Benefit applies.

 /4/If the Optional Enhanced Death Benefit applies. We are currently charging
    .20% annually as a percentage of your average Contract Value. This may be referred to as the "GE Earnings ProtectorSM" in our marketing materials.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

Updated Expenses to be included in subsequent filing.

                                      Management Fees
                                        (after fee                     Other Expenses
                                        waiver, as    12b-1 Service (after Reimbursement, Total Annual
                                        applicable)   Fees* Fees**     as applicable)       Expenses
------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series
Fund, Inc./1/
 Growth and Income Portfolio --
   Class B Shares
 Premier Growth Portfolio -- Class B
  Shares
 Quasar Portfolio -- Class B Shares
Dreyfus
 Dreyfus Investment Portfolio-
  Dreyfus Emerging Markets Fund
 The Dreyfus Socially Responsible
  Growth Fund, Inc.
Federated Insurance Series/2/
 Federated High Income Bond Fund
  II -- Service Shares
 Federated International Small
  Company Fund II
Fidelity Variable Insurance Products
Fund (VIP)/3/
 VIP Equity-Income Portfolio --
   Service Class 2 Shares
 VIP Growth Portfolio -- Service
  Class 2 Shares
Fidelity Variable Insurance Products
Fund II (VIP II)/4/
 VIP II Contrafund Portfolio --
   Service Class 2 Shares
Fidelity Variable Insurance Products
Fund III (VIP III)/5/
 VIP III Growth & Income
  Portfolio -- Service Class 2
  Shares
 VIP III Mid Cap Portfolio --
   Service Class 2 Shares
GE Investments Funds, Inc./6/
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small-Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund

                          Management Fees
                            (after fee                     Other Expenses
                            waiver, as    12b-1 Service (after Reimbursement, Total Annual
                            applicable)   Fees* Fees**     as applicable)       Expenses
------------------------------------------------------------------------------------------
Janus Aspen Series/7/
 Aggressive Growth
  Portfolio -- Service
  Shares
 Balanced Portfolio --
   Service Shares
 Capital Appreciation
  Portfolio -- Service
  Shares
 Global Life Sciences
  Portfolio -- Service
  Shares
 Global Technology
  Portfolio -- Service
  Shares
 Growth Portfolio --
   Service Shares
 International Growth
  Portfolio -- Service
  Shares
 Worldwide Growth
  Portfolio -- Service
  Shares
MFS(R) Variable
Insurance Trust/8/
 MFS(R) Growth Series --
   Service Class Shares
 MFS(R) Growth with
  Income Series --
   Service Class Shares
 MFS(R) New Discovery
  Series -- Service
  Class Shares
 MFS(R) Utilities
  Series --  Service
  Class Shares
Oppenheimer Variable
Account Funds
 Oppenheimer Global
  Securities Fund/VA --
  Service Shares
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares
PIMCO Variable Insurance
Trust/9/
 Foreign Bond
  Portfolio --
  Administrative Shares
 High Yield Bond
  Portfolio --
  Administrative Shares
 Long-Term U.S.
  Government Bond
  Portfolio --
  Administrative Shares
 Total Return Bond
  Portfolio --
  Administrative Shares
Rydex Variable Trust
 Rydex OTC Fund
------------------------------------------------------------------------------------------

* The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the Separate Account's assets related to the portfolios will be remitted to Capital Brokerage Corporation, the principal underwriter for the Contracts.

 /1/Alliance Variable Products Series Fund, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during 2000 would have been . % for the Quasar Portfolio,
    consisting of .   % management fees, .   % 12b-1 fee and .   % other
    expenses.

 /2/Federated Insurance Series, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during
    2000 would have been .   % for the High Income Bond Fund II, consisting of
    .   % management fees, .   % service fees and .   % other expenses; total
    annual expenses of .   % for International Small Company Fund II,
    consisting of .    % management fee, .    % service fee and .   % other
    expenses.

 /3/The expenses of the portfolios of the Variable Insurance Products Fund
    (VIP) -- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.

 /4/The expenses of the portfolios of the Variable Insurance Products Fund II
    (VIP II) -- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.

 /5/The expenses of the portfolios of the Variable Insurance Products Fund III
    (VIP III) -- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.

 /6/GE Asset Management Incorporated currently serves as investment advisor to
    GE Investments Funds, Inc and has agreed to waive a portion of the fee payable by the Fund. Absent this fee waiver, the total annual expenses of
    the GE Money Market Fund would have been .   %, consisting of .   %
    management fees and .06% other expenses; GE Premier Growth Equity Fund
    would have been .    total annual expenses, consisting of .   % management
    fees and .   % other expenses. Expenses for the Small-Cap Value Equity and the Value Equity Funds are estimated due to the portfolios being in existence for less than 10 months.

 /7/Janus Aspen Series expenses (except for Global Technology and Global Life
    Sciences Portfolios) are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth and Balanced. All expenses are shown without the effect of expense offset arrangements.

 /8/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of MFS Variable Insurance Trust during 2000 would have been total annual expenses of 1.66% for the Growth Series, consisting of .75% management fees, .20% 12b-1 fee and .71% other expenses; total annual expenses of 2.69% for the New Discovery Series, consisting of .90% management fees, .20% 12b-1 fees and 1.59% other expenses.

 /9/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of the PIMCO Variable Insurance Trust during 2000 would have
    been total annual expenses of .   % for the Foreign Bond Portfolio,
    consisting of .   % management fees, .   % service fee and .   % other
    expenses; total annual expenses of .   % for the Long-Term U.S. Government
    Bond Portfolio, consisting of .   % management fees, .   % service fees and
    .   % other expenses; total annual expenses of .69% for Total Return Bond
    Portfolio, consisting of .   % management fees, .   % service fees and
    .   % other expenses.

    PIMCO Foreign Bond Portfolio has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses
    and Trustees' fee, 0.   % of average daily net assets. Under the Expense
    Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and the fee waivers provided by certain of the Funds will continue.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. They vary based on the Annuitant's age at issue, the riders selected, and whether you surrender or annuitize your contract. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses), and assume that the applicable fee waiver and reimbursements will continue. We cannot guarantee that they will continue. The examples assume that the $30 annual contract charge is equivalent to 0.1% of Contract Value attributable to the hypothetical investment (this charge will be waived if the Contract Value is more than $40,000 at the time the charge is due). To the extent the examples reflect charges for the optional Death Benefit and the optional enhanced Death Benefit, the examples assume that the maximum charges (for the optional Death Benefit, this is .25% times Contract Value at the time of deduction; for the optional enhanced Death Benefit, this is .35% times the average of the Contract Value at the beginning of the previous Contract year and the end of the previous Policy year) apply. The examples also assume that the mortality and expense risk charge and the administrative expense charge apply.

                                     * * *

Examples: An Owner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above:

Examples to be updated in subsequent filing.

1. If you surrender* your Contract at the end of the applicable period (assuming each Annuitant is age 70 or younger at issue):

                                                  Without ODB and OEDB Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Varible Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio
Fidelity Varible Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 High Yield Bond Portfolio
 Long-Term U.S. Government Bond Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
-------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender (assuming each Annuitant is age 70 or younger at issue)*:

                                                 Without ODB and OEDB Riders
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 High Yield Portfolio
 Long-Term U.S. Government Bond Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

3. If you surrender* your Contract at the end of the applicable period (assuming each Annuitant is Age 70 or younger at issue):

                                                  With ODB and OEDB Riders
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond
 High Yield Bond Portfolio
 Long-Term U.S. Government Bond Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or you do not surrender (assuming each Annuitant is age 70 or younger at issue)*:

                                                  With ODB and OEDB Riders
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 High Yield Portfolio
 Long-Term U.S. Government Bond Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

5. If you surrender* your Contract at the end of the applicable period (assuming either Annuitant is over age 70 at issue):

                                                  Without ODB and OEDB Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Varible Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio
Fidelity Varible Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portifolio
 High Yield Portfolio
 Long-Term U.S. Government Bond Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
-------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

6. If you annuitize at the end of the applicable period, or do not surrender (assuming either Annuitant is over age 70 at issue)*:

                                                 Without ODB and OEDB Riders
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 High Yield Portfolio
 Long-Term U.S. Government Bond Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

7. If you surrender* your Contract at the end of the applicable period (assuming either Annuitant is over age 70 at issue):

                                                  With ODB and OEDB Riders
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Funds
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 High Yield Portfolio
 Long-Term U.S. Government Bond Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

8. If you annuitize at the end of the applicable period, or do not surrender (assuming either Annuitant is over age 70 at issue)*:

                                                    With ODB and OEDB Riders
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Funds
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 Long-Term U.S. Government Bond Portfolio
 High Yield Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund

--------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

The Funds supplied all of the figures provided under the subheading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

OTHER CONTRACTS

We offer other variable annuity contracts which also may invest in many of the same Funds offered under the Contract. These contracts have different charges that could affect their Subaccounts' performance, and they offer different benefits.

Synopsis

What type of Contract am I buying? The Contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This Prospectus only provides disclosure about the Contract. Certain features described in this Prospectus may vary from your Contract. See The Contract.

How does the Contract work? Once we approve your application, we will issue a Contract to you. During the accumulation period, while you are paying in, you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Contract to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, or a combination of both. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See The Contract.

What are my variable investment choices? Through its 41 Subaccounts, the Account uses your purchase payments to purchase shares, at your direction, in one or more portfolios of the 13 Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See The Separate Account -- Subaccounts.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and the Separate Account subject to certain restrictions. See Transfers Before the Annuity Commencement Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Contract? Should you withdraw Contract Value before your purchase payments have been in your Contract for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Contract. We may waive the surrender charge in certain circumstances. See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for Contracts where either Annuitant was older than age 70 at issue) against the daily net asset value of the Separate Account.

These charges consist of a .15% administrative expense charge and a 1.35% (1.55% where either Annuitant was older than age 70 at issue) mortality and expense risk charge. Additionally, we may impose a $30 annual contract charge. We also charge for the optional Death Benefit and the optional enhanced Death Benefit. For a complete discussion of all charges associated with the Contract, See Charges and Other Deductions.

If your state assesses a premium tax with respect to your Contract, then at the time your Contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or Contract Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Portfolio Annual Expenses. These expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are completely flexible. See The Contract -- Purchase Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on Annuity Commencement Value and other factors. See Income Payments.

What happens if an Annuitant dies before the Annuity Commencement Date? Before the Annuity Commencement Date, if any Annuitant dies while the Contract is in force, we will treat the Designated Beneficiary as the sole Owner of the Contract, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. You may elect to have your Designated Beneficiary receive the basic Death Benefit or, for a fee, one of our optional Death Benefits. See The Death Benefit.

May I Transfer Contract Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See The Contract -- Transfers Before the Annuity Commencement Date and Income Payments -- Transfers After the Annuity Commencement Date.

May I surrender the Contract or make a withdrawal? Yes, subject to Contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the Contract or make a withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or withdrawal, a 10% penalty tax. A surrender or a withdrawal may also be subject to withholding. See Federal Tax Matters. A withdrawal may reduce the Death Benefit by the proportion that the withdrawal (including any applicable surrender charge and premium tax) reduces Contract Value. See The Death Benefit.

Do I get a free look at this Contract? Yes. You have the right to return the Contract to us at our Home Office, and have us cancel the Contract within a certain number of days (usually 10 days from the date you receive the Contract, but some states require different periods).

If you exercise this right, we will cancel the Contract as of the day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See Return Privilege.

When are my allocations effective? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts you choose.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges and annual contract charges. Results calculated without surrender charges and annual contract charges will be higher. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect Fund charges and expenses and the maximum administrative expense charge. They assume that the applicable mortality and expense risk charge is at an effective annual rate of 1.55% against the daily net asset value of the Separate Account (which is the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue). (The mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue is at an effective annual rate of 1.35%.) They also assume that the $30 annual contract charge is equivalent to 0.1% of Contract Value (this charge will be waived if the Contract Value is more than $40,000 at the time the charge is due). Total returns do not reflect the optional Death Benefit charge or the optional enhanced Death Benefit charge. They also do not reflect any premium taxes. See Appendix B and the SAI for further information.

Financial Statements

The consolidated financial statements for GE Life and Annuity Assurance Company and GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc. which is a wholly-owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Contracts and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the Contract as well as for other purposes permitted by law.

The Separate Account currently has 41 Subaccounts available under the Contract, but that number may change in the future. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net purchase payments in accordance with your instructions among up to ten of the 41 Subaccounts available under the Contract.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the Contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account shall, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the Contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this Contract. You decide the Subaccounts to which you allocate net purchase payments. You may change your allocation without penalty or charges. Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your net purchase payments and Contract Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

We offer you a choice from among 41 Subaccounts, each of which invests in an underlying portfolio of one of the Funds. You may allocate purchase payments to up to ten Subaccounts plus the Guarantee Account at any one time.

                                                              Adviser (and Sub-
                                                                  Adviser,
Subaccount Investing In            Investment Objective        as applicable)
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital              The fund's investment          A I M Advisors,
Appreciation Fund             objective is growth of         Inc.
                              capital. Invests principally
                              in common stocks, with
                              emphasis on medium and small-
                              sized growth companies. This
                              fund may invest up to 25% of
                              the value of the total assets
                              in foreign securities.
-------------------------------------------------------------------------------
AIM V.I. Growth Fund          The fund's investment          A I M Advisors,
                              objective is to seek growth of Inc.
                              capital. Invests principally
                              in seasoned and better
                              capitalized companies
                              considered to have strong
                              earnings momentum. This fund
                              may invest up to 25% of the
                              value of the total assets in
                              foreign securities.
-------------------------------------------------------------------------------
AIM V.I. Value Fund           Seeks to achieve long-term     A I M Advisors,
                              growth of capital. Income is a Inc.
                              secondary objective. Invests
                              principally in equity
                              securities judged by the
                              investment advisor of the fund
                              to be undervalued. This fund
                              may invest up to 25% of the
                              value of the total assets in
                              foreign securities.
-------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC

Growth and Income             Seeks reasonable current       Alliance Capital
Portfolio                     income and reasonable          Management, L.P.
                              opportunity for appreciation
                              through investments primarily
                              in dividend-paying common
                              stocks of good quality. May
                              also invest in fixed-income
                              securities and convertible
                              securities.
-------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                 Adviser,
Subaccount Investing In           Investment Objective        as applicable)
-------------------------------------------------------------------------------
Premier Growth Portfolio     Seeks long term growth of      Alliance Capital
                             capital by investing           Management, L.P.
                             predominantly in the equity
                             securities of a limited number
                             of large, carefully selected,
                             high quality U.S. companies
                             judged likely to achieve
                             superior earnings growth.
-------------------------------------------------------------------------------
Quasar Portfolio             Seeks growth of capital by     Alliance Capital
                             pursuing aggressive investment Management, L.P.
                             policies. This fund invests
                             based upon the potential for
                             capital appreciation and only
                             incidentally for current
                             income. The investment
                             policies are aggressive.
-------------------------------------------------------------------------------
DREYFUS

The Dreyfus Investment       Non-diversified portfolio      The Dreyfus
Portfolios-Emerging          seeking long-term capital      Corporation
Markets Fund                 growth by investing primarily
                             in the stocks of companies
                             organized, or with a majority
                             of its assets or business, in
                             emerging market countries./1/
-------------------------------------------------------------------------------
The Dreyfus Socially         Seeks to provide capital       The Dreyfus
Responsible Growth Fund,     growth, with current income as Corporation
Inc.                         a secondary goal by investing
                             primarily in the common stock
                             of companies that in the
                             opinion of the Fund's
                             management, meet traditional
                             investment standards and
                             conduct their business in a
                             manner that contributes to the
                             enhancement of the quality of
                             life in America.
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated High Income        Seeks high current income by   Federated
Bond Fund II                 investing primarily in a       Investment
                             professionally managed,        Management Company
                             diversified portfolio of fixed
                             income securities. Pursues
                             this objective by investing in
                             a diversified portfolio of
                             high-yield, lower-rated
                             corporate bonds (also known as
                             "junk bonds").
-------------------------------------------------------------------------------
Federated International      Seeks to provide long-term     Federated Global
Small Company Fund II        growth of capital. Purses this Investment
                             objective by investing at      Management Corp.
                             least 65% of its assets in
                             equity securities of foreign
                             companies that have a market
                             capitalization at the time of
                             purchase of $1.5 billion or
                             less.
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND (VIP)

Equity-Income Portfolio      Seeks reasonable income and    Fidelity Management
                             will consider the potential    & Research Company;
                             for capital appreciation. The  (subadvised by FMR
                             fund also seeks a yield, which Co., Inc.)
                             exceeds the composite yield on
                             the securities comprising the
                             S&P 500 by investing primarily
                             in income-producing equity
                             securities and by investing in
                             domestic and foreign issuers.
-------------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                             Adviser (and Sub-
                                                                 Adviser,
Subaccount Investing In           Investment Objective        as applicable)
-------------------------------------------------------------------------------
Growth Portfolio             Seeks capital appreciation by  Fidelity Management
                             investing primarily in common  & Research Company;
                             stocks of companies believed   (subadvised by FMR
                             to have above-average growth   Co., Inc.)
                             potential.
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II (VIP II)

Contrafund(TM) Portfolio     Seeks long-term capital        Fidelity Management
                             appreciation by investing      & Research Company
                             primarily in common stocks and (subadvised by
                             securities of companies whose  Fidelity Management
                             value it believes to have not  & Research (U.K.)
                             fully been recognized by the   Inc. and Fidelity
                             public. This fund invests in   Management &
                             domestic and foreign issuers   Research (Far East)
                             and also invests in "growth"   Inc., and Fidelity
                             stocks or "value" stocks or    Investments Japan
                             both.                          Limited; subadvised
                                                            by FMR Co., Inc.)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND III (VIP III)

Growth & Income Portfolio    Seeks high total return        Fidelity Management
                             through a combination of       & Research Company
                             current income and capital     (subadvised by
                             appreciation by investing a    Fidelity Management
                             majority of assets in common   & Research (U.K.)
                             stocks with a focus on those   Inc. and Fidelity
                             that pay current dividends and Management &
                             show potential for capital     Research (Far East)
                             appreciation.                  Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; subadvised
                                                            by FMR Co. Inc.)
-------------------------------------------------------------------------------
Mid Cap Portfolio            Seeks long-term growth of      Fidelity Management
                             capital by investing primarily & Research Company
                             in common stocks and at least  (subadvised by
                             65% of total assets in         Fidelity Management
                             securities of companies with   & Research (U.K.),
                             medium market capitalizations. Inc. and Fidelity
                                                            Management &
                                                            Research Far East
                                                            Inc.)
-------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Mid-Cap Value Equity Fund    Objective of providing long    GE Asset Management
                             term growth of capital by      Incorporated
                             investing primarily in common
                             stock and other equity
                             securities of companies that
                             the investment adviser
                             believes are undervalued by
                             the marketplace at the time of
                             purchase and that offer the
                             potential for above-average
                             growth of capital. Although
                             the current portfolio reflects
                             investments primarily within
                             the mid cap range, the Fund is
                             not restricted to investments
                             within any particular
                             capitalization and may in the
                             future invest a majority of
                             its assets in another
                             capitalization range.
-------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                 Adviser,
Subaccount Investing In         Investment Objective          as applicable)
-------------------------------------------------------------------------------
Money Market Fund          Objective of providing highest   GE Asset Management
                           level of current income as is    Incorporated
                           consistent with high liquidity
                           and safety of principal by
                           investing in various types of
                           good quality money market
                           securities.
-------------------------------------------------------------------------------
Premier Growth Equity      Objective of providing long-     GE Asset Management
Fund                       term growth of capital as well   Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
-------------------------------------------------------------------------------
S&P 500 Index Fund/2/      Objective of providing capital   GE Asset Management
                           appreciation and accumulation    Incorporated
                           of income that corresponds to    (Subadvised by
                           the investment return of the     State Street Global
                           Standard & Poor's 500            Advisers)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
-------------------------------------------------------------------------------
Small-Cap Value Equity     Objective of providing long-     GE Asset Management
Fund                       term growth of capital by        Incorporated
                           investing primarily in equity    (Subadvised by
                           securities of small cap          Palisade Capital
                           undervalued U.S. companies       Management, L.L.C.)
                           that have solid growth
                           prospects.
-------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           in vestments primarily
                           inequity securities of U.S.
                           companies.
-------------------------------------------------------------------------------
Value Equity Fund          Objective of providing long-     GE Asset Management
                           term growth of capital and       Incorporated
                           future income. Pursues
                           investments in equity
                           securities of large
                           undervalued U.S. companies
                           that have solid growth
                           prospects.
-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth          Non-diversified portfolio        Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital./1/ Pursues its
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
-------------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of        Janus Capital
                           capital. Pursues this            Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
-------------------------------------------------------------------------------
Capital Appreciation       Non-diversified portfolio        Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital./1/ Pursues its
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
-------------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard and Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Contract.

                                                           Adviser (and Sub-
                                                               Adviser,
Subaccount Investing In         Investment Objective        as applicable)
----------------------------------------------------------------------------
Global Life Sciences       Invests primarily in equity    Janus Capital
Portfolio                  securities of U.S. and foreign Corporation
                           companies selected for their
                           growth potential. Normally
                           invests at least 65% of its
                           total assets in securities of
                           companies that the portfolio
                           manager believes have a life
                           science orientation.
----------------------------------------------------------------------------

Global Technology          Invests primarily in equity    Janus Capital
Portfolio                  securities of U.S. and foreign Corporation
                           companies selected for their
                           growth potential. Under normal
                           circumstances, it invests at
                           least 65% of its total assets
                           in securities of companies
                           that the portfolio manager
                           believes will benefit
                           significantly from advances or
                           improvements in technology.
----------------------------------------------------------------------------
Growth Portfolio           Seeks long-term capital growth Janus Capital
                           consistent with the            Corporation
                           preservation of capital and
                           pursues its objective by
                           investing in common stocks of
                           companies of any size.
                           Emphasizes larger, more
                           established issuers.
----------------------------------------------------------------------------
International Growth       Seeks long-term growth of      Janus Capital
Portfolio                  capital. Pursues this          Corporation
                           objective primarily through
                           investments in common stocks
                           of issuers located outside the
                           United States. The portfolio
                           normally invests at least 65%
                           of its total assets in
                           securities of issuers from at
                           least five different
                           countries, excluding the
                           United States.
----------------------------------------------------------------------------
Worldwide Growth           Seeks long-term capital growth Janus Capital
Portfolio                  in a manner consistent with    Corporation
                           the preservation of capital.
                           Pursues this objective by
                           investing in a diversified
                           portfolio of common stocks of
                           foreign and domestic issuers
                           of all sizes. Normally invests
                           in at least five different
                           countries including the United
                           States.
----------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST

MFS(R) Growth Series       Seeks to provide long-term     Massachusetts
                           growth of capital and future   Financial Services
                           income rather than current     Company ("MFS(R)")
                           income.
----------------------------------------------------------------------------
MFS(R) Growth With Income  Seeks to provide reasonable    Massachusetts
Series                     current income and long-term   Financial Services
                           growth of capital and income.  Company ("MFS(R)")
----------------------------------------------------------------------------
MFS(R) New Discovery       Seeks capital appreciation.    Massachusetts
Series                     Pursues this objective by      Financial Services
                           investing at least 65% of its  Company ("MFS(R)")
                           total assets in equity
                           securities of emerging growth
                           companies.
----------------------------------------------------------------------------

                                                              Adviser (and Sub-
                                                                  Adviser,
Subaccount Investing In            Investment Objective        as applicable)
-------------------------------------------------------------------------------
MFS(R) Utilities Series       Seeks capital growth and       Massachusetts
                              current income. Purses this    Financial
                              objective by investing at      Services Company
                              least 65% of its total assets  ("MFS(R)")
                              in equity and debt securities
                              of domestic and foreign
                              companies in the utilities
                              industry.
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Global Securities Fund/VA     Seeks long-term capital        OppenheimerFunds,
                              appreciation by investing a    Inc.
                              substantial portion of assets
                              in securities of foreign
                              issuers, "growth-type"
                              companies, cyclical industries
                              and special situations that
                              are considered to have
                              appreciation possibilities. It
                              invests mainly in common
                              stocks of U.S. and foreign
                              issuers.
-------------------------------------------------------------------------------
Main Street Growth &          Seeks high total return, which OppenheimerFunds,
Income Fund/VA                includes growth in the value   Inc.
                              of its shares as well as
                              current income, from equity
                              and debt securities. The Fund
                              invests mainly in common
                              stocks of U.S. companies.
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST

Foreign Bond Portfolio        Non-diversified portfolio/1/   Pacific Investment
                              seeking to maximize total      Management Company
                              return, consistent with
                              preservation of capital and
                              prudent investment management.
                              This fund primarily invests in
                              intermediate maturity hedged
                              foreign fixed income
                              securities.
-------------------------------------------------------------------------------
High Yield Bond Portfolio     Seeks to maximize total        Pacific Investment
                              return, consistent with        Management Company
                              preservation of capital and
                              prudent investment management.
                              Primarily invests in higher
                              yielding fixed income
                              securities (also known as
                              "junk bonds.")
-------------------------------------------------------------------------------
Long-Term U.S. Government     Seeks to maximize total        Pacific Investment
Bond Portfolio                return, consistent with the    Management Company
                              preservation of capital and
                              prudent investment management.
                              Primarily invests in long-term
                              maturity fixed income
                              securities.
-------------------------------------------------------------------------------
Total Return Bond             Seeks to maximize total return Pacific Investment
Portfolio                     consistent with preservation   Management Company
                              of capital and prudent
                              investment management.
                              Primarily invests in
                              intermediate maturity fixed
                              income securities.
-------------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                   Non-diversified fund/1/ seeks  Rydex Global
                              to provide investment results  Advisors
                              that correspond to a benchmark
                              for over-the-counter
                              securities that invest
                              primarily in securities of
                              companies included in NASDAQ
                              100 Index(TM).
-------------------------------------------------------------------------------

 /3/THE NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits, surrender proceeds, withdrawals, to make income payments, or for other purposes described in the Contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We will also receive Service Share fees from certain of the portfolios. These fees are deducted from portfolio assets, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios. Because the Service Share fees and 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which the Separate Account participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Contract. The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. No substitution of the shares attributable to your Contract may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net purchase payments and transfer some or all of your Contract Value to the Guarantee Account. We credit the portion of the Contract Value allocated to the Guarantee Account with interest (as described below). Contract Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Contract. See Charges and Other Deductions.

Each time you allocate net purchase payments or transfer Contract Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of Contract Value under the Contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Contract.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See Transfers Before the Annuity Commencement Date.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on purchase payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of Contracts.)

Charges and Other Deductions

All of the charges described in this section apply to Contract Value allocated to the Separate Account. Contract Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. Our administrative services include:

 . processing applications for and issuing the Contracts;

 . maintaining records;

 . administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

 . reconciling and depositing cash receipts;

 . providing Contract confirmations and periodic statements;

 . providing toll-free inquiry services; and

 . furnishing telephone and internet transaction services.

The risks we assume include:

 . the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed); and

 . the risk that our costs in providing the services will exceed our revenues from Contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SURRENDER CHARGE

We assess a surrender charge (except as described below) on withdrawals and surrenders of purchase payments. You pay this charge to compensate us for the losses we experience on Contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there is no Contract Value in the Separate Account, we will deduct the charge proportionately from all monies in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. The surrender charge is as follows:

     Number of Full and Partially             Surrender Charge as a Percentage
   Completed Years Since We Received          of the Surrendered or Withdrawn
         the Purchase Payment                         Purchase Payment
  --------------------------------------------------------------------------
                 Year                                     Percentage
                 ----                                   ------------
                   1                                         6%
                   2                                         6%
                   3                                         6%
                   4                                         6%
                   5                                         5%
                   6                                         4%
               7 or more                                     0%
  --------------------------------------------------------------------------

We do not assess the surrender charge on surrenders:

 . of amounts representing gain (as defined below);

 . of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

 . if a waiver of surrender charge provision applies.

You may withdraw any gain in your Contract free of any surrender charge. We calculate gain in the Contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Contract Value on the Valuation Day we receive your withdrawal or surrender request;

(b) is the total of any withdrawals including surrender charges previously taken;

(c) is the total of purchase payments made; and

(d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to 10% of your total purchase payments each Contract year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from Contract year to Contract year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the Contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.50% (1.70% where either Annuitant was above age 70 at issue) of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% for Contracts where either Annuitant was above age 70 at issue). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

CHARGES FOR THE OPTIONAL DEATH BENEFIT

We charge you for expenses related to the optional Death Benefit. We deduct these charges against the Contract Value in the Separate Account at each anniversary and at surrender to compensate us for the increased risks and expenses associated with providing the optional Death Benefit. We will allocate the annual charge among the Subaccounts in the same proportion that the Contract's Contract Value in each Subaccount bears to the total Contract Value in all Subaccounts at the time we make the charge. If the Guarantee Account is available under the Contract and the Contract Value in the Separate Account is not sufficient to cover the charge for the optional Death Benefit, we will deduct the charge first from the Contract Value in the Separate Account, if any, and then from the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The optional Death Benefit charge is 0.25% times the Contract Value in the Separate Account at the time of deduction.

CHARGES FOR OPTIONAL ENHANCED DEATH BENEFIT

We charge you for expenses related to the optional enhanced Death Benefit. At the beginning of each Contract year after the first, we deduct this charge against the average of the Contract Value at the beginning of the previous Contract year and the Contract Value at the end of the previous Contract year. At surrender, the charge is made against the average of the Contract Value at the beginning of the current Contract year and the Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% times the average Contract Value as described above. However, we reserve the right to charge an annual charge of 0.35% times the average Contract Value as described above. We will allocate the annual charge among the Subaccounts in the same proportion that the Value in each Subaccount bears to the total Contract Value in all Subaccounts at the time we make the charge. If the Guarantee Account is available under the Contract and the Contract Value in the Separate Account is not sufficient to cover the charge, we will deduct the charge first from the Contract Value in the Separate Account, if any, and then from the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

ANNUAL CONTRACT CHARGE

We will deduct a charge of $30 annually from the Contract Value of each Contract to compensate us for certain administrative expenses incurred in connection with the Contracts. We will deduct the charge at each Contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that the Contract's Contract Value in each Subaccount bears to the total Contract Value in all Subaccounts at the time we make the charge. If there is insufficient Contract Value allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from Contract Value when incurred or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.0%.

OTHER CHARGES AND DEDUCTIONS

Each portfolio incurs certain fees and expenses. To pay for these charges, the Fund makes deductions from its assets. The deductions are described more fully in each Fund's Prospectus.

In addition, we reserve the right to impose a charge of up to $10 for transfers. This charge is at cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Contract in that Contract.

We may also reduce charges and/or deductions for sales of the Contracts to registered representatives who sell the Contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

The Contract is an individual flexible premium variable deferred annuity Contract. We describe your rights and benefits below and in the Contract. There may be differences in your Contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your Contract. We will include any such differences in your Contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a Contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Contract. We then send the Contract to you through your sales representative. See Distribution of the Contracts.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional premium payments you make on the Valuation Day we receive them.

To apply for a Contract, you must be of legal age in a state where we may lawfully sell the Contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Contracts. The Annuitant cannot be older than age 85, unless we approve a different age.

This Contract may be used with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, income benefits and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Contract, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their Designated Beneficiaries.

Qualified Contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Contract. Unless state law requires us to allow non-spousal joint owners, you may name only your spouse as Joint Owner. All Owners must together exercise any ownership rights in this Contract.

PURCHASE PAYMENTS

You may make purchase payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the Contract, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason.

The minimum initial purchase payment is $5,000 (or $2,000 if your Contract is an IRA Contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts and $100 for other Qualified Contracts.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place net purchase payments into the Separate Account's Subaccounts, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to ten Subaccounts at any one time.

The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must be a whole percentage and not less than $100. Upon allocation to the appropriate Subaccounts we convert net purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office if received before 4:00 p.m., New York time. If we receive the additional purchase payment at or after 4:00 p.m, New York time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

We will determine the value of your initial purchase payment no later than two business days after we receive your completed application and all other information necessary for processing your purchase order. We will determine the value of any subsequent purchase payments you make as of the end of the Valuation Period during which we receive the purchase payment.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Subaccount separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Subaccount for a Valuation Period equals the value of an Accumulation Unit in that Subaccount as of the preceding Valuation Period multiplied by the net investment factor of that Subaccount for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

Before the earliest of the surrender of the Contract, payment of any Death Benefit, and the Annuity Commencement Date, you may transfer all or a portion of your investment between and among the Subaccounts of the Separate Account and the Guarantee Account, subject to certain conditions. We process transfers among the Subaccounts of the Separate Account and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccount of the Separate Account or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts of the Separate Account under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation to the Guarantee Account to a Subaccount. Unless you are participating in the dollar-cost averaging program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Subaccounts. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation.

Further, we may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Currently, there is no other limit on the number of transfers between and among Subaccounts of the Separate Account and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve or one transfer per month or, if it is necessary for the Contract to continue to be treated as an annuity contract by the Internal Revenue Service, a lower number. Currently, all transfers under the Contract are free. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

 (i) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests;

(ii) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(iii) if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See Transfers by Third Parties.)

When thinking about a transfer of Contract Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your Contract by calling or electronically contacting us provided we received your prior written authorization at our Annuity Customer Service Center. Such requests include requests for transfers and changes in purchase payment allocations, dollar-cost averaging, and portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions,

 . confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or

 . tape recording telephone instructions (your written authorization for telephone transactions authorizes us to record telephone calls), or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone and internet transactions.

To request a telephone transaction, please call our Annuity Customer Service Line at 1-800-353-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet may not always be available. Any computer system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by calling or writing our Annuity Customer Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Contract Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts and the management of the Funds share this position. Therefore, as described in your Contract, we may limit or disallow transfers made by a third party.


DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Subaccount and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or our Annuity Customer Service Line at 1-800-352-9910 and completing the dollar-cost averaging agreement. To use the program, you must transfer at least $100 from the Money Market Subaccount and/or interest rate guarantee period with each transfer.

The dollar-cost averaging will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written, telephoned or faxed assuming we have your telephone authorization form on file) request to discontinue the program; and

 . when the value of the Money Market Subaccount and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer.

With regard to dollar-cost averaging from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to the Guarantee Account with a new guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Contract Value among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Subaccounts from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

Before the Annuity Commencement Date, you may instruct us to transfer interest earned on your Contract Value in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum Contract Value in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the dollar-cost averaging program or the portfolio rebalancing program. If any interest sweep transfer is scheduled for the same day as a portfolio rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation to the Guarantee Account. See Transfers Before the Annuity Commencement Date. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing our Home Office or by calling our Annuity Customer Service Line. We will automatically cancel your participation in the program if your Contract Value in the Guarantee Account is less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year.

Surrenders and Withdrawals


SURRENDERS AND WITHDRAWALS

Subject to the rules discussed below, we will allow the surrender of the Contract or a withdrawal of a portion of the Contract Value at any time before the Annuity Commencement Date upon your written request.

We will not permit a withdrawal that is less than $100 or that reduces Contract Value to less than $1,000. If your withdrawal request would reduce Contract Value to less than $1,000, we will surrender your Contract in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on surrender of the Contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Contract Value (after deduction of any applicable optional benefit charges and annual contract charge) on the Valuation Day we receive a request for surrender less any applicable surrender charge and any applicable premium tax charge. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Contract, based on your instructions.

You may indicate, in writing or by calling our Annuity Customer Service Line, from which Subaccounts or guarantee periods we are to take your withdrawal. If you do not so specify, we will deduct the amount of the withdrawal first from the Subaccounts of the Separate Account on a pro-rata basis, in proportion to the Contract Value in the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a withdrawal may reduce the Death Benefit by the proportion that the withdrawal (including any applicable surrender charge and any premium tax) reduced Contract Value, depending on the amount of the withdrawal and the Death Benefit chosen. See The Death Benefit.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Contracts, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the Contract Date (unless we allow an earlier date). To participate in the program, you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Annuity Customer Service Center.

Your systematic withdrawals in a Contract year may not exceed the amount which is not subject to a surrender charge. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your Contract Value in the Separate Account is not sufficient to accomplish the withdrawal, we will take any Contract Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 .  you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $5,000. If a systematic withdrawal would cause the Contract Value to be less than $5,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both withdrawals at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Contract year free under the free withdrawal privilege. (See Surrender Charge.)

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit


DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Contract, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

We offer three Death Benefits -- the basic Death Benefit, the optional Death Benefit and the optional enhanced Death Benefit. We automatically provide the basic Death Benefit to you. The optional Death Benefit and the optional enhanced Death Benefit are available to you for an additional charge. We describe our current Death Benefits below. We describe the Death Benefits for Contracts issued before May 1, 2001 (and for Contracts issued after May 1, 2001 where our current Death Benefits are not approved under applicable state regulation) in Appendix A.

The basic Death Benefit varies based on the age of the Annuitant at issue. If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the basic Death Benefit equals the greatest of:

(a) the Contract Value as of the date we receive due proof of death of any Annuitant;

(b) the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any withdrawals and applicable premium tax; and

(c) purchase payments accumulated at 5% per Contract year until the older of any Annuitant up to a maximum of 200% of purchase payments.

Withdrawals reduce the Death Benefit calculated under (b) and (c) proportionately by the same percentage that the withdrawals (including any applicable surrender charges) reduce your Contract Value.

If any Annuitant is older than age 80 at issue, the basic Death Benefit, as of the date we receive due proof of any Annuitant, equals the greatest of:

(a) the Contact Value as the date we receive due proof of death of any Annuitant;

(b) the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any withdrawals and any applicable premium tax; and

(c) purchase payments less any withdrawals and applicable premium tax.

Withdrawals reduce the Death Benefit calculated under (b) and (c) proportionately by the same percentage that the withdrawals (including any applicable surrender charges) reduce your Contract Value.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

Annuitant's              End of                         Account                          Basic Death
    Age                   Year                           Value                             Benefit
----------------------------------------------------------------------------------------------------
    71                      1                           $103,000                          $103,000
    72                      2                           $110,000                          $110,000
    73                      3                           $ 80,000                          $110,000
    74                      4                           $120,000                          $120,000
    75                      5                           $130,000                          $130,000
    76                      6                           $150,000                          $150,000
    77                      7                           $160,000                          $160,000
    78                      8                           $130,000                          $160,000
    79                      9                           $ 90,000                          $160,000
    80                     10                           $170,000                          $170,000
    81                     11                           $140,000                          $170,000
    82                     12                           $190,000                          $190,000
    83                     13                           $150,000                          $170,000
----------------------------------------------------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                      Purchase                           Contract                           Basic Death
 Date                 Payment                             Value                               Benefit
-------------------------------------------------------------------------------------------------------
3/31/00               $10,000                            $10,000                              $10,000
3/31/08                                                   20,000                               20,000
3/31/09                                                   14,000                               20,000
-------------------------------------------------------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced by 50% by the partial surrender ($14,000 to $7,000). This is true only if the basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

OPTIONAL DEATH BENEFIT

The optional Death Benefit adds an extra feature to the basic Death Benefit. Under the optional Death Benefit, the amount we pay at the death of any Annuitant will be the greater of:

 . the basic Death Benefit; or

 . the minimum Death Benefit as of the date we receive due proof of death. The minimum Death Benefit is the value of purchase payments increased with interest at 6% per Contract year up to 200% of purchase payments.

Withdrawals for each Contract year up to 6% of purchase payments, calculated at the time of each withdrawal, reduce the minimum Death Benefit by the same amount that the withdrawal (including any applicable surrender charge) reduces Contract Value.

However, once any withdrawal in a Contract year exceeds 6% of purchase payments made under the Contract, all withdrawals from then on will reduce the minimum Death Benefit proportionately by the same percentage that the withdrawals reduce Contract Value.

You may only elect the optional Death Benefit when you apply for a Contract. Once elected, the benefit remains in effect while your Contract is in force until income payments begin, or until the Contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days of any Contract anniversary, you may request that the benefit terminate as of that anniversary.

The optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. Currently this charge is .10% of your Contract value at the time of deduction. We guarantee that this charge will not exceed 0.25% of your Contract Value at the time of deduction. See Charges for the Optional Death Benefit.

OPTIONAL ENHANCED DEATH BENENFIT

The optional enhanced Death Benefit (which may be referred to as "GE Earnings ProtectorSM" in our marketing materials) adds an extra feature to our basic Death Benefit and, if applicable, the optional Death Benefit.

The optional enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional enhanced Death Benefit will never be less than zero.

If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and the Joint Annuitant is, age 70 or younger at issue, the optional enhanced Death Benefit equals 40% of (a) minus (b), where:

(a) is the Contract Value as of the date we receive due proof of death; and

(b) is the sum of purchase payments made and not previously withdrawn.

The optional enhanced Death Benefit cannot exceed 70% of purchase payments made as adjusted for withdrawals. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant, or if there is a Joint Annuitant, either the Annuitant or the Joint Annuitant are older than age 70 at issue, the optional enhanced Death Benefit equals 25% of (a) minus (b), where:

(a) is the Contract Value on the date we receive due proof of death; and

(b) is the sum of purchase payments made and not previously withdrawn.

Under both age scenarios listed above, we take withdrawals first from gain.

For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus
(d), but not less than zero where:

(a) is the Contract Value on the date we receive your withdrawal request;

(b) is the total of any withdrawals, excluding surrender charges, previously taken;

(c) is the total of purchase payments made; and

(d) is the total of any gain previously withdrawn.

You may only elect the optional enhanced Death Benefit when you apply for a Contract. Once elected, the benefit will remain effect while your Contract is in force until Income Payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the optional enhanced Death Benefit. Currently, this amount is .20% of the average of the Contract Value at the beginning of the previous Contract year and the Contract Value at the end of the previous Contract year. We guarantee that this charge will not exceed .35% of the average Contract Value, as described above. See Charges for the Optional Enhanced Death Benefit.

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant or Joint Annuitant, if applicable, cannot be older than age 75 at the time of issue unless we approve a different age.

The purpose of the following example is to show how the optional enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy. This example assumes a Policy is purchased with an Annuitant age 65 at the time of issue. No withdrawals are made prior to the death of the Annuitant.

                                                                                Optional
                                                                                Enhanced
             Purchase         Contract                          Death            Death
 Date        Payment           Value            Gain           Benefit          Benefit
----------------------------------------------------------------------------------------
8/01/00      $100,000         $100,000               0         $100,000               0
8/01/15                        300,000         200,000          300,000         $70,000
----------------------------------------------------------------------------------------

If the Annuitant's death and receipt of due proof of death occurs on 8/01/15, the optional enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000), the payment in this scenario will be $70,000.

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

 . The optional enhanced Death Benefit does not guarantee that any amounts under benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments made and not previously withdrawn may result in no enhanced Death Benefit being payable.

 . Once you purchase the optional enhanced Death Benefit, you cannot cancel it.
  This means that regardless of any changes in your circumstances, we still will assess the optional enhanced Death Benefit charges.

 . Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death benefit option, as well as the other aspects of the Contract.

WHEN WE CALCULATE YOUR DEATH BENEFIT

We will calculate the basic Death Benefit, optional Death Benefit, and optional enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated Death Benefit will remain allocated to the Separate Account and Guarantee Account, according to your last instructions. This means that the calculated Death Benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Contract upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant or Joint Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Contract upon death.

Designated Beneficiary: At the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1)   Owner or Joint Owners;

(2)   Primary Beneficiary;

(3)   Contingent Beneficiary; or

(4)   Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Contract. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Contract is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Contract in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the Contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Contract Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, including any optional enhanced Death Benefit on that date. Any increase in the Contract Value will be allocated to the Subaccounts using the purchase payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Contract for the new Contract Value on the date we received due proof of death. It will be based on the new Annuitant's age on the Contract Date, rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if your spouse had purchased the Contract on the original Contract Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit
   of) the Designated Beneficiary under one of the following payment choices:

(1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

(2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

(3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Contract within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies. We show the amount of proceeds below.


         ------------------------------------------
         Person Who Died            Proceeds Paid
         ------------------------------------------
         Owner or Joint Owner       Surrender Value
         (who is not an Annuitant)
         ------------------------------------------
         Owner or Joint Owner       Death Benefit
         (who is an Annuitant)
         ------------------------------------------
         Annuitant                  Death Benefit
         ------------------------------------------

Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Annuity Commencement Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Contract is in force, payments that are already being made under the Contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Contract.

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Income Payments


When you apply for a Contract, you may select any Annuity Commencement Date permitted by law; however, this date can not be any later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve otherwise. You may change the Annuity Commencement Date to any date at least ten years after the date of the last purchase payment; however, the Annuity Commencement Date cannot be a date later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date. To make a change, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. (Please note the following exception: Contracts issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Annuity Commencement Date if the Annuitant is still living. We will pay the monthly income benefit in the form of "Life Income with 10 Years Certain (automatic payment plan)" variable income payments, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Annuity Commencement Value (that is, the Surrender Value of your Contract on the date immediately preceding the Annuity Commencement Date) in one lump sum (in which case we will cancel the Contract).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Contract Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.


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If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Subaccounts to which you allocated Contract Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Annuity Commencement Value in a lump sum. Upon making such a payment, we will have no future obligation under the Contract. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Contracts.

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Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Annuity Commencement Date, you may change:

 . your Annuity Commencement Date to any date at least ten years after your last purchase payment (however, the Annuity Commencement Date cannot be a date later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date):

 .  your optional payment plan;

 .  the allocation of your investment among the Subaccounts; and

 . the Owner, Joint Owner, primary beneficiary, and contingent beneficiary upon written notice to the Home Office if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Contract's Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1.  The Annuity Commencement Value;

2. The annuity tables contained in the Contract including the settlement age table;

3.  The optional payment plan selected; and

4.  The investment performance of the Subaccounts selected.


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To determine the amount of payment, we make this calculation:

1.  First, we determine the dollar amount of the first income payment; then

2.  we allocate that amount to the Subaccounts according to your instructions;
    then

3. we determine the number of Annuity Units for each Subaccount by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. we calculate the value of the Annuity Units for each Subaccount seven days before the income payment is due for each income payment thereafter.

To calculate your first variable income payment, we need to make an assumption regarding the investment performance of the Subaccounts you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts is less than 3%, then the dollar amount of your variable income payments will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date.

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

Federal Tax Matters


INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Contract. The Federal income tax treatment of the Contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a Contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the Contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Contract (or the tax law must treat the Contract as owned by an individual);

 . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Contract must be limited; and

 . The Contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Contract pays tax currently on the excess of the Contract Value over the purchase payments paid for the Contract. Contracts issued to a corporation or a trust are examples of Contracts where the Owner pays current tax on the Contract's earnings.

There are several exceptions to this rule. For example, the Code treats a Contract as owned by an individual if the nominal owner is a trust or other entity that holds the Contract as an agent for an individual. However, this exception does not apply

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


in the case of any employer that owns a Contract to provide deferred compensation for its employees.

In the case of a Contract issued after June 8, 1997 to a taxpayer that is not an individual, or a Contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the Contract, or entities that will benefit from someone else's ownership of a Contract, should consult a tax advisor.

Investments in the Separate Account must be diversified: For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Contract Value over the purchase payments paid for the Contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Contract Values: Federal income tax law limits the Owner's right to choose particular investments for the Contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Contract Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts

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


under the Contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Contract as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Contract Value over the purchase payments paid for the Contract.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Contract or of any transaction involving a Contract. However, the remainder of this discussion assumes that your Contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your Contract.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Contract's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the Contract, reduced by any amounts you previously received from the Contract that you did not include in your income.

Your Contract imposes mortality charges relating to the Death Benefit, including any optional Death Benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the Contract.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract. If you transfer ownership of your Contract -- without receiving a payment equal to your Contract's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Contract.

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Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Contract because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Contract's Annuity Commencement Date.

Before the Contract's Annuity Commencement Date:

 . If received under an annuity payout option, Death Benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, Death Benefits are taxed in the same manner as a withdrawal.

After the Contract's Annuity Commencement Date:

 .  If received in accordance with the existing annuity payout option, Death
   Benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

 . If received in a lump sum, the tax law imposes tax on Death Benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 .  you receive on or after you reach age 59 1/2,

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



 .  you receive because you became disabled (as defined in the tax law),

 .  a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Contract offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 .  the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Persons intending to use the Contract in connection with a qualified plan should obtain advice from a competent advisor.

Types of Qualified Contracts. Some of the different types of Qualified Contracts include:

 .  Individual Retirement Accounts and Annuities ("Traditional IRAs")

 .  Roth IRAs

 .  Simplified Employee Pensions ("SEP's")

 .  Savings Incentive Matched Plan for Employees ("SIMPLE plans," including
   "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 .  Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a Contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Contract, unless we consent.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by any optional Death Benefit, from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Contract issued as a Traditional IRA, Roth IRA or SIMPLE IRA could disqualify a Contract and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental Death Benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental Death Benefits that may be provided under qualified plans, such

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


as in connection with a 403(b) plan. Even if the Death Benefit under the Contract were characterized as an incidental Death Benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared With Non-
Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until received.

 . The Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts.

 . The Code does not allow a deduction for purchase payments made for Non-
  Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and Contract. For example:

 . Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Contracts. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Contract: For example, failure to comply with the minimum distribution rules

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


applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2,

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer, or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

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FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Voting Rights

As required by law, we will vote the portfolio shares held in the Separate Account at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Subaccounts which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a Subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that Subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a Subaccount will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See The Separate Account -- Subaccounts.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, withdrawal, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

We may delay making a payment, applying Contract Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Contract.

Distribution of the Contracts


DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker/dealers (including our affiliate, Terra Securities Corporation) will sell the Contracts. These broker/dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage will also sell the Contracts. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Contracts in all states where we are licensed to do business.

COMMISSIONS

We pay commissions and other expenses associated with the promotion and sales of the Contracts to broker/dealers. Broker/dealers may receive aggregate commissions of up to 6% of your aggregate purchase payments.

Under certain circumstances broker/dealers may be paid a persistency trail commission which will take into account, among other things, the length of time purchase payments have been held under the Contract, and Contract Values. A trail commission is not anticipated to exceed, on an annual basis, 1.00% of the Contract Values considered in connection with the trail commission. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees assessed against certain portfolio assets as compensation for providing certain distribution and shareholder support services to some of the portfolios.

Additional Information


OWNER QUESTIONS

The obligations to Owners under the Contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value with any adjustments required by applicable law or regulation on the date we receive the Contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any withdrawals you previously made. In certain states, you may have more than 10 days to return the Contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your Contract for the period covered by the report. The report will show the Contract Value in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated Contract Value, as required by the 1940 Act. In addition, when you make purchase payments, transfers, or withdrawals, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the Contracts offered. Statements in this Prospectus about the content of Contracts and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Separate Account.

Condensed Financial Information

Financial statements for the Separate Account and consolidated financial statements for GE Life & Annuity (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Subaccount for the periods shown are as follows:

                                         Accumulation Accumulation  No. of
                                         Unit Values  Unit Values   Units
                                            as of        as of      as of
Subaccounts                                1/02/01      12/31/00   12/31/00
---------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth
  Fund, Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company
  Fund II
Fidelity Variable Insurance
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products
 Fund II
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products
 Fund III
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small-Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth With Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series

                                       Accumulation Accumulation  No. of
                                       Unit Values  Unit Values   Units
                                          as of        as of      as of
Subaccounts                              1/02/01      12/31/00   12/31/00
-------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth &
  Income Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 High Yield Bond Portfolio
 Long-Term U.S. Government Bond
  Portfolio
 Total Return Bond Portfolio
Rydex Variable Trust
 Rydex OTC Fund
-------------------------------------------------------------------------

Appendix A
The Death Benefit

The purpose of this Appendix is to show what your Death Benefits are if you purchased your Contract before May 1, 2001 (or later, if our Death Benefits are not approved under applicable state regulation).

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Contract, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

We offer three Death Benefits -- the basic Death Benefit, the optional Death Benefit and the optional enhanced Death Benefit. We automatically provide the basic Death Benefit to you. The optional Death Benefit and the optional enhanced Death Benefit are available to you for an additional charge.

The basic Death Benefit varies based on the age of the Annuitant at issue. If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the basic Death Benefit equals the greatest of:

(a) the Contract Value as of the date we receive due proof of death of any Annuitant;

(b)  the sum of (1) minus (2) plus (3), where

  (1) is the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant;

  (2)  is the Contract Value on the date of death; and

  (3)  is the Contract Value on the date we receive due proof of death; and

(c)  the sum of (1) minus (2) plus (3), where:

  (1) is the excess of purchase payments accumulated at 5% per year and credited as of the Contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

  (2)  is the Contract Value on the date of death; and

  (3)  is the Contract Value on the date we receive due proof of death.

Withdrawals reduce the sums calculated under (b) and (c) proportionately by the same percentage that the withdrawal reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the basic Death Benefit is equal to the greatest of:

(a) the Contract Value as of the date we receive due proof of death of any Annuitant;

(b)  the sum of (1) minus (2) plus (3), where:

  (1) is the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant;

  (2)  is the Contract Value on the date of death; and

  (3)  is the Contract Value on the date we receive due proof of death; and

(c) the purchase payments less any withdrawals.

Withdrawals reduce the sum calculated under (b) proportionally by the same percentage that the withdrawal reduces Contract Value.

Example: Assuming an Owner: (i) purchases a Contract for $100,000; (ii) makes no additional purchase payments and no withdrawals; (iii) is not subject to premium taxes; (iv) the Annuitant's age is 75 on the Contract Date; and (v) we receive due proof of death on the date of death then:

                                                                 Premiums
End of         Annuitant's               Contract               Accumulated                Death
 Year              Age                    Value                    @ 5%                   Benefit
--------------------------------------------------------------------------------------------------
 1                  76                   $103,000                $105,000                 $105,000
 2                  77                    112,000                 110,250                  112,000
 3                  78                     90,000                 115,763                  115,763
 4                  79                    135,000                 121,551                  135,000
 5                  80                    130,000                 127,628                  135,000
 6                  81                    150,000                 127,628                  150,000
 7                  82                    125,000                 127,628                  135,000
 8                  83                    145,000                 127,628                  145,000
--------------------------------------------------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Contract.

Withdrawals may reduce the Death Benefit by the proportion that the withdrawal (including any surrender charge and premium tax) reduced Contract Value. For example:

                       Purchase                             Contract                              Death
 Date                  Payment                               Value                               Benefit
--------------------------------------------------------------------------------------------------------
3/31/00                 $5,000                              $ 5,000                              $ 5,000
3/31/01                     --                              $10,000                              $10,000
3/31/02                     --                              $ 7,000                              $10,000
--------------------------------------------------------------------------------------------------------

If a withdrawal of $3,500 is made on March 31, 2002, the Death Benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). (This assumes that the Death Benefit immediately before the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above), nor is it part "c" under the calculation above. It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the Contract.

OPTIONAL DEATH BENEFIT

The optional Death Benefit coordinates with the basic Death Benefit and adds an extra feature. Under the optional Death Benefit, the amount payable at the death of the Annuitant will be the greater of:

 .  the basic Death Benefit; and

 . the minimum Death Benefit. The minimum Death Benefit is the value of purchase payments increased with interest at 6% per Contract year up to 200% of purchase payments.

Withdrawals up to 6% of purchase payments per year reduce the minimum Death Benefit by the same amount that the withdrawal reduces the Contract Value. If withdrawals greater than 6% of total purchase payments are made under the contract, the minimum Death Benefit will be reduced proportionately by the same percentage that the withdrawal reduces Contract Value.

You may only elect the optional Death Benefit when you apply for a Contract. Once elected, the benefit remains in effect while your Contract is in force until income payments begin, or until the Contract anniversary following the date of receipt of your request to terminate the rider. If we receive your request within 30 days of any Contract anniversary, you may request that the rider terminate as of that anniversary.

The optional Death Benefit rider may not be available in all states or markets. In addition, to be eligible for this rider, the annuitant cannot be older than age 75 at the time of issue, unless we approve a different age. We charge you an additional amount for this benefit. This charge will not exceed 0.25% of the Contract Value at the time of deduction. See Charges for the Optional Death Benefit.

OPTIONAL ENHANCED DEATH BENEFIT

The optional enhanced Death Benefit (which may be referred to as "GE Earnings ProtectorSM" in our marketing materials) adds an extra feature and coordinates with the basic Death Benefit and, if applicable, the optional Death Benefit.

The optional enhanced Death Benefit varies based on the age of the Annuitant at issue. However, your optional enhanced Death Benefit will never be less than zero.

If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and Joint Annuitant are, age 70 or younger at issue, the optional enhanced Death Benefit is equal to 40% of (a) minus (b), where:

  (a) is the Contract Value as of the date of death; and

  (b) is the sum of purchase payments paid and not previously withdrawn.

The optional enhanced Death Benefit cannot exceed 70% of purchase payments paid as adjusted for withdrawals.

If the Annuitant or the Joint Annuitant, if applicable, is older than age 70 at issue, the optional enhanced Death Benefit is equal to 25% of (a) minus (b), where:

(a)  is the Contract Value as of the date of death; and

(b)  is the sum of purchase payments paid and not previously withdrawn.

The optional enhanced Death Benefit cannot exceed 40% of purchase payments paid as adjusted for withdrawals.

Under both age scenarios listed above, withdrawals are taken first from gain. For purposes of this benefit, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)  is the Contract Value on the date we receive your withdrawal request:

(b) is the total of any withdrawals, excluding surrender charges, previously taken;

(c)  is the total of purchase payments paid; and

(d)  is the total of any gain previously withdrawn.

You may only elect the optional enhanced Death Benefit when you apply for a Contract. Once elected, the benefit will remain in effect while your Contract is in force until income payments begin. This benefit cannot otherwise be terminated.

We charge you an additional amount for the optional enhanced Death Benefit. Currently this amount is .20% times the average Contract Value at the beginning of the previous Contract year and at the end of the previous Contract year. We guarantee that this charge will not exceed .35% times the average Contract Value, as described above. See Charges for the Optional Enhanced Death Benefit.

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant or Joint Annuitant, if applicable, cannot be older than age 75 at the time of issue unless we approve a different age.

The following example shows how the optional enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the Contract. This example assumes an Owner purchases a Contract with an Annuitant age 65 at the time of issue, and that he makes no withdrawals before the Annuitant's death.

            Purchase       Contract                      Death        Optional Enhanced
 Date       Payment         Value          Gain         Benefit         Death Benefit
---------------------------------------------------------------------------------------
8/01/00     100,000        100,000              0       100,000                 0
8/01/15                    300,000        200,000       300,000            70,000
---------------------------------------------------------------------------------------

If the Annuitant's death and notification of the death occurs on 8/01/15, the optional enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000), the payment in this scenario will be $70,000.

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

 . The optional enhanced Death Benefit does not guarantee that any amounts under the rider will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments made and not previously withdrawn may result in no enhanced Death Benefit being payable.

 .  Once you purchase the optional enhanced Death Benefit, you cannot cancel it.
   This means that regardless of any changes in your circumstances, we still will assess the optional enhanced Death Benefit charges.

 . Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death Benefit option, as well as other aspects of the Contract.

Appendix B


STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in the Separate Account. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Subaccount charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Contract did not exist during the periods shown in Table 1 below, the returns of the Subaccounts shown have been adjusted to reflect current Subaccount charges imposed under the Contract and assume that either the Annuitant and Joint Annuitant (if applicable) are older than age 70 at Contract issue. The total returns shown in Table 1 reflect the deduction of all common fees and charges assessed under the Contract; that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value), and the surrender charge. We assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the optional Death Benefit charge and the optional enhanced Death Benefit charge, and assume that no premium taxes apply.

Data to be included in subsequent filing.

                                    Table 1
                           Standardized Total Returns

 (assuming either the Annuitant or Joint Annuitant older than age 70 at issue)

                                    For the  For the  For the    From the
                                     1-year   5-year  10-year  Inception in   Date of
                                     period   period   period    Separate   Inception In
                                     ended    ended    ended    Account to    Separate
                                    12/31/00 12/31/00 12/31/00   12/31/00     Account*
----------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation
  Fund                                                                        06/30/00
 AIM V.I. Growth Fund                                                         06/30/00
 AIM V.I. Value Fund                                                          06/30/00
Alliance Variable Products Series
 Fund, Inc.
 Premier Growth Portfolio -- Class
  B Shares                                                                    06/30/00
 Growth and Income Portfolio --
   Class B Shares                                                             06/30/00
 Quasar Portfolio -- Class B
  Shares                                                                      06/30/00
Dreyfus
 Dreyfus Investment Portfolio-
  Emerging Markets Fund                                                       06/30/00
 The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                           06/30/00
Federated Insurance Series
 Federated High Income Bond Fund
  II -- Service Shares                                                        01/04/95
 Federated International Small
  Company Fund II                                                             06/30/00
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio --
   Service Class 2 Shares                                                     05/02/88
 VIP Growth Portfolio -- Service
  Class 2 Shares                                                              05/02/88
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio --
   Service Class 2 Shares                                                     01/04/95
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income
  Portfolio -- Service Class
  2 Shares                                                                    05/01/97
 VIP III Mid Cap Portfolio --
   Service Class 2 Shares                                                     06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                                    05/01/97
 Money Market Fund                                                            05/02/88
 Premier Growth Equity Fund                                                   05/03/99
 S&P 500 Index Fund                                                           05/02/88
 Small-Cap Value Equity Fund                                                  06/30/00
 U.S. Equity Fund                                                             05/01/98
 Value Equity Fund                                                            06/30/00
Janus Aspen Series
 Aggressive Growth Portfolio --
   Service Shares                                                             09/13/93
 Balanced Portfolio -- Service
  Shares                                                                      10/02/95
 Capital Appreciation Portfolio --
   Service Shares                                                             05/01/97
 Global Life Sciences Portfolio --
   Service Shares                                                             06/30/00
 Global Technology Portfolio --
   Service Shares                                                             06/30/00
 Growth Portfolio -- Service
  Shares                                                                      09/13/93
 International Growth Portfolio --
   Service Shares                                                             05/01/96
 Worldwide Growth Portfolio --
   Service Shares                                                             09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series -- Service
  Class Shares                                                                06/30/00
 MFS(R) Growth with Income
  Series -- Service Class Shares                                              06/30/00
 MFS(R) New Discovery Series --
  Service Class Shares                                                        06/30/00
 MFS(R) Utilities Series --
   Service Class Shares                                                       06/30/00
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities
  Fund/VA -- Service Shares                                                   06/30/00
 Oppenheimer Main Street Growth &
  Income Fund/VA -- Service Shares                                            06/30/00

                           For the  For the  For the    From the
                            1-year   5-year  10-year  Inception in   Date of
                            period   period   period    Separate   Inception In
                            ended    ended    ended    Account to    Separate
                           12/31/00 12/31/00 12/31/00   12/31/00     Account*
-------------------------------------------------------------------------------
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio --
  Administrative Shares       NA       NA       NA         NA        06/30/00
 High Yield Bond
  Portfolio --
  Administrative Shares       NA       NA       NA         NA        06/30/00
 Long-Term U.S. Government
  Bond Portfolio --
   Administrative Shares      NA       NA       NA         NA        06/30/00
 Total Return Bond
  Portfolio --
  Administrative Shares       NA       NA       NA         NA        06/30/00
Rydex Variable Trust
 Rydex OTC Fund               NA       NA       NA         NA        06/30/00
-------------------------------------------------------------------------------

    Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

Past performance is not a guarantee of future results.

In Table 1, we show the average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in Separate Account to December 31, 2000 and for the one, five and ten year periods ended December 31, 2000. Although the Contract did not exist during the periods shown in Table 2 below, the returns of the Subaccounts shown have been adjusted to reflect current Subaccount charges imposed under the Contract, and assume that both the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at issue. The total returns shown in Table 2 reflect the deduction of all common fees and charges assessed under the Contract; that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value), and the surrender charge. We assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the optional Death Benefit charge and the optional enhanced Death Benefit charge, and assume that no premium taxes apply.

                                    Table 2

                               Total Returns

           (assuming each Annuitant age 70 or younger at issue)

                              For the  For the  For the   From the
                               1-year   5-year  10-year   Inception    Date of
                               period   period   period  In Separate  Inception
                               ended    ended    ended   Account to  In Separate
                              12/31/00 12/31/00 12/31/00  12/31/00    Account*
--------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital
  Appreciation Fund              NA                                   06/30/00
 AIM V.I. Growth Fund            NA                                   06/30/00
 AIM V.I. Value Fund             NA                                   06/30/00
Alliance Variable Products
 Series Fund, Inc.
 Premier Growth Portfolio --
  Class B Shares                 NA                                   06/30/00
 Growth and Income Portfolio
  -- Class B Shares              NA                                   06/30/00
 Quasar Portfolio -- Class B
  Shares                         NA                                   06/30/00
Dreyfus
 Dreyfus Investment
  Portfolio-Emerging Markets
  Fund                           NA                                   06/30/00
 The Dreyfus Socially
  Responsible Growth Fund,
  Inc.                           NA                                   06/30/00
Federated Insurance Series
 Federated High Income Bond
  Fund II -- Service Shares      NA                                   01/04/95
 Federated International
  Small Company Fund II          NA                                   06/30/00
--------------------------------------------------------------------------------

Although we calculate the data shown in Table 2 the same way we calculate the standard total returns shown in Table 1, only the performance data shown in Table 1 is the standarized total return for this variable annuity. We will not show the information in Table 2 without preceding or accompanying it by the information shown in Table 1.

                              For the  For the  For the   From the
                               1-year   5-year  10-year   Inception    Date of
                               period   period   period  In Separate  Inception
                               ended    ended    ended   Account to  In Separate
                              12/31/00 12/31/00 12/31/00  12/31/00    Account*
--------------------------------------------------------------------------------
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income
  Portfolio -- Service Class
  2 Shares                                                            05/02/88
 VIP Growth Portfolio --
   Service Class 2 Shares                                             05/02/88
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund
  Portfolio -- Service Class
  2 Shares                                                            01/04/95
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income
  Portfolio -- Service Class
  2 Shares                                                            05/01/97
 VIP III Mid Cap
  Portfolio -- Service Class
  2 Shares                                                            06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                            05/01/97
 Money Market Fund                                                    05/02/88
 Premier Growth Equity Fund                                           05/03/99
 S&P 500 Index Fund                                                   05/02/88
 Small-Cap Value Equity Fund                                          06/30/00
 U.S. Equity Fund                                                     05/01/98
 Value Equity Fund                                                    06/30/00
Janus Aspen Series
 Aggressive Growth
  Portfolio -- Service
  Shares                                                              09/13/93
 Balanced Portfolio --
   Service Shares                                                     10/02/95
 Capital Appreciation
  Portfolio -- Service
  Shares                                                              05/01/97
 Global Life Sciences
  Portfolio --  Service
  Shares                                                              06/30/00
 Global Technology
  Portfolio -- Service
  Shares                                                              06/30/00
 Growth Portfolio -- Service
  Shares                                                              09/13/93
 International Growth
  Portfolio --  Service
  Shares                                                              05/01/96
 Worldwide Growth
  Portfolio -- Service
  Shares                                                              09/13/93
MFS(R) Variable Insurance
 Trust
 MFS(R) Growth Series --
   Service Class Shares                                               06/30/00
 MFS(R) Growth with Income
  Series -- Service Class
  Shares                                                              06/30/00
 MFS(R) New Discovery
  Series -- Service Class
  Shares                                                              06/30/00
 MFS(R) Utilities Series --
   Service Class Shares                                               06/30/00
Oppenheimer Variable Account
 Funds
 Oppenheimer Global
  Securities Fund/VA --
  Service Shares                                                      06/30/00
 Oppenheimer Main Street
  Growth & Income Fund/VA --
  Service Shares                                                      06/30/00
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio --
  Administrative Shares                                               06/30/00
 High Yield Bond
  Portfolio --
  Administrative Shares                                               06/30/00
 Long-Term U.S. Government
  Bond Portfolio --
  Administrative Shares                                               06/30/00
 Total Return Bond
  Portfolio --
   Administrative Shares                                              06/30/00
Rydex Variable Trust
 Rydex OTC Fund                                                       06/30/00
--------------------------------------------------------------------------------

    Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

Past performance is not a guarantee of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of withdrawals or income payments.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the Subaccounts available under the Contract were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000 is shown in Tables 3 through 6, below. The total returns of the portfolios have been reduced by most of the charges currently assessed under the Contract, as if the Contract had been in existence since the inception of the portfolio.

In Table 3, we assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), and the surrender charge. The returns do not reflect the annual contract charge, the optional Death Benefit charge and the optional enhanced Death Benefit charge, and assume no premium taxes apply. These returns also assume that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at Contract issue.

                                    Table 3
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.

           (assuming each Annuitant age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund                                   05/05/93
 AIM V.I. Growth Fund                                                 05/05/93
 AIM V.I. Value Fund                                                  05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio -- Class B
  Shares                                                              06/26/92
 Growth and Income Portfolio -- Class B
  Shares                                                              01/14/97
 Quasar Portfolio -- Class B Shares                                   06/01/99
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                                                        12/15/99
 The Dreyfus Socially Responsible Growth
  Fund                                                                10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                                                     03/01/94
 Federated International Small Company
  Fund II                                                             05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio -- Service
  Class 2 Shares                                                      10/09/86
 VIP Growth Portfolio -- Service Class 2
  Shares                                                              10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio -- Service
  Class 2 Shares                                                      01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio --
   Service Class 2 Shares                                             12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2 Shares                                                      12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                            05/01/97
 Money Market Fund                                                    06/30/85
 Premier Growth Equity Fund                                           12/12/97
 S&P 500 Index Fund                                                   04/14/85
 Small-Cap Value Equity Fund                                          05/01/00
 U.S. Equity Fund                                                     01/02/95
 Value Equity Fund                                                    05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                                              09/13/93
 Balanced Portfolio -- Service Shares                                 09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                                              05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                                              01/15/00
 Global Technology Portfolio -- Service
  Shares                                                              01/15/00
 Growth Portfolio -- Service Shares                                   09/13/93
 International Growth Portfolio -- Service
  Shares                                                              05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                                              09/13/93

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series -- Service Class
  Shares                                                             05/03/99
 MFS(R) Growth with Income Series --
   Service Class Shares                                              10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                                                       04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                                             01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                                    11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                                          07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Shares                                                             02/16/99
 High Yield Bond Portfolio --
   Administrative Shares                                             04/30/98
 Long-Term U.S. Government Bond
  Portfolio --  Administrative Shares                                04/30/99
 Total Return Bond Portfolio --
   Administrative Shares                                             12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                                      05/07/97
------------------------------------------------------------------------------

    Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

In Table 4, we assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. In addition, non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), and the surrender charge. The non-standard total returns do not reflect the annual contract charge, the optional Death Benefit charge, the optional enhanced Death Benefit Charge, and assume no premium taxes apply. These returns also assume that the Annuitant or Joint Annuitant (if applicable) are older than age 70 at Contract issue.

                                    Table 4
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.

             (assuming either Annuitant over age 70 at issue)

                                         For the  For the  For the
                                          1-year   5-year  10-year
                                          period   period   period  Portfolio
                                          ended    ended    ended   Inception
                                         12/31/00 12/31/00 12/31/00   Date*
-----------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund                                 05/05/93
 AIM V.I. Growth Fund                                               05/05/93
 AIM V.I. Value Fund                                                05/05/93
Alliance Variable Products Series Fund, Inc.
 Premier Growth Portfolio -- Class B
  Shares                                                            06/26/92
 Growth and Income Portfolio -- Class B
  Shares                                                            01/14/91
 Quasar Portfolio -- Class B Shares                                 06/01/99
Dreyfus
 Dreyfus Investment Portfolio-Emerging
  Markets Fund                                                      12/15/99
 The Dreyfus Socially Responsible Growth
  Fund                                                              10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                                                   03/01/94
 Federated International Small Company
  Fund II                                                           05/01/00

                                            For the For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                             ended   ended    ended   Inception
                                            12/31/0 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio -- Service
  Class 2 Shares                                                      10/09/86
 VIP Growth Portfolio -- Service Class 2
  Shares                                                              10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio -- Service
  Class 2 Shares                                                      01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio --
   Service Class 2 Shares                                             12/31/96
 VIP III Mid Cap Portfolio -- Service Class
  2 Shares                                                            12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                            05/01/97
 Money Market Fund                                                    06/30/85
 Premier Growth Equity Fund                                           12/12/97
 S&P 500 Index Fund                                                   04/14/85
 Small-Cap Value Equity Fund                                          05/01/00
 U.S. Equity Fund                                                     01/02/95
 Value Equity Fund                                                    05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                                              09/13/93
 Balanced Portfolio -- Service Shares                                 09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                                              05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                                              01/15/00
 Global Technology Portfolio -- Service
  Shares                                                              01/15/00
 Growth Portfolio -- Service Shares                                   09/13/93
 International Growth Portfolio -- Service
  Shares                                                              05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                                              09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series -- Service Class
  Shares                                                              05/03/00
 MFS(R) Growth with Income Series --
   Service Class Shares                                               10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                                                        04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                                              01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                                     11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                                           07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Shares                                                              02/16/99
 High Yield Bond Portfolio --
   Administrative Shares                                              04/30/98
 Long-Term U.S. Government Bond
  Portfolio -- Administrative Shares                                  04/30/99
 Total Return Bond Portfolio --
   Administrative Shares                                              12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                                       05/07/97
-------------------------------------------------------------------------------

    Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

In Table 5, we assume that you do not surrender the Contract, and we do not deduct the surrender charge. The non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account) and for the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account). They do not reflect the deductions for the annual contract charge, and the surrender charge, the optional Death Benefit charge and the optional enhanced Death Benefit charge, and assume no premium taxes apply. The non-standard total returns also assume that the Annuitant or Joint Annuitant (if applicable) are age 70 or younger at Contract issue.

                                    Table 5
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.

           (assuming each Annuitant age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund                                   05/05/93
 AIM V.I. Growth Fund                                                 05/05/93
 AIM V.I. Value Fund                                                  05/05/93
Alliance Variable Series Fund, Inc.
 Premier Growth Portfolio -- Class B
  Shares                                                              06/26/92
 Growth and Income Portfolio -- Class B
  Shares                                                              01/14/97
 Quasar Portfolio -- Class B Shares                                   06/01/99
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                                                        12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                                                          10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                                                     03/01/94
 Federated International Small Company
  Fund II                                                             05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio -- Service
  Class 2 Shares                                                      10/09/86
 VIP Growth Portfolio -- Service Class 2
  Shares                                                              10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio -- Service
  Class 2 Shares                                                      01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio --
   Service Class 2 Shares                                             12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2 Shares                                                      12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                            05/01/97
 Money Market Fund                                                    06/30/85
 Premier Growth Equity Fund                                           12/12/97
 S&P 500 Index Fund                                                   04/14/85
 Small-Cap Value Equity Fund                                          05/01/00
 U.S. Equity Fund                                                     01/02/95
 Value Equity Fund                                                    05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                                              09/13/93
 Balanced Portfolio -- Serive Shares                                  09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                                              05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                                              01/15/00
 Global Technology Portfolio -- Service
  Shares                                                              01/15/00
 Growth Portfolio -- Service Shares                                   09/13/93
 International Growth Portfolio -- Service
  Shares                                                              05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                                              09/13/93

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series -- Service Class
  Shares                                                             05/03/99
 MFS(R) Growth with Income Series --
   Service Class Shares                                              10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                                                       04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                                             01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                                    11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                                          07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Shares                                                             02/16/99
 High Yield Bond Portfolio --
   Administrative Shares                                             04/30/98
 Long-Term U.S. Government Bond
  Portfolio -- Administrative Shares                                 04/30/99
 Total Return Bond Portfolio --
   Administrative Shares                                             12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                                      05/07/97
------------------------------------------------------------------------------

    Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

In Table 6, we assume that you do not surrender the Contract, and we do not deduct the surrender charge. In addition, non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account) and the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account). The returns do not reflect deductions for the annual contract charge, the surrender charge, the optional Death Benefit charge, and the optional enhanced Death Benefit charge, and assume no premium taxes apply. The non-standard total returns also assume that the Annuitant or Joint Annuitant are older than age 70 at Contract issue.

                                    Table 6
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.

               (assuming either Annuitant over age 70 issue)

                                         For the  For the  For the
                                          1-year   5-year  10-year
                                          period   period   period  Portfolio
                                          ended    ended    ended   Inception
                                         12/31/00 12/31/00 12/31/00   Date*
-----------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund                                 05/05/93
 AIM V.I. Growth Fund                                               05/05/93
 AIM V.I. Value Fund                                                05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio -- Class B
  Shares                                                            06/26/92
 Growth and Income Portfolio -- Class B
  Shares                                                            01/14/97
 Quasar Portfolio -- Class B Shares                                 06/01/99
Dreyfus
 Dreyfus Investment Portfolio-Emerging
  Markets Fund                                                      12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                                                        10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                                                   03/01/94
 Federated International Small Company
  Fund II                                                           05/01/00

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio -- Service
  Class 2 Shares                                                      10/09/86
 VIP Growth Portfolio -- Service Class 2
  Shares                                                              10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio -- Service
  Class 2 Shares                                                      01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio --
   Service Class 2 Shares                                             12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2 Shares                                                      12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                            05/01/97
 Money Market Fund                                                    06/30/85
 Premier Growth Equity Fund                                           12/12/97
 S&P 500 Index Fund                                                   04/14/85
 Small-Cap Value Equity Fund                                          05/01/00
 U.S. Equity Fund                                                     01/02/95
 Value Equity Fund                                                    05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                                              09/13/93
 Balanced Portfolio -- Service Shares                                 09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                                              05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                                              01/15/00
 Global Technology Portfolio -- Service
  Shares                                                              01/15/00
 Growth Portfolio -- Service Shares                                   09/13/93
 International Growth Portfolio -- Service
  Shares                                                              05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                                              09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series -- Service Class
  Shares                                                              05/03/99
 MFS(R) Growth with Income Series --
   Service Class Shares                                               10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                                                        04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                                              01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                                     11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                                           07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Shares                                                              02/16/99
 High Yield Bond Portfolio --
  Administrative Shares                                               04/30/98
 Long-Term U.S. Government Bond
  Portfolio -- Administrative Shares                                  04/30/99
 Total Return Bond Portfolio --
  Administrative Shares                                               12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                                       05/07/97
-------------------------------------------------------------------------------

    Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Statement of Additional Information
Table of Contents

                                                                            Page
The Contracts..............................................................  B-3
  Transfer of Annuity Units................................................  B-3
  Net Investment Factor....................................................  B-3
Termination of Participation Agreements....................................  B-3
Calculation of Performance Data............................................  B-4
  Money Market Subaccount..................................................  B-4
  Other Subaccounts........................................................  B-5
  Other Performance Data...................................................  B-6
Federal Tax Matters........................................................  B-8
  Taxation of GE Life & Annuity............................................  B-8
  IRS Required Distributions...............................................  B-8
General Provisions.........................................................  B-8
  Using the Contracts as Collateral........................................  B-8
  The Beneficiary..........................................................  B-9
  Non-Participating........................................................  B-9
  Misstatement of Age or Gender............................................  B-9
  Incontestability.........................................................  B-9
  Statement of Values......................................................  B-9
  Written Notice...........................................................  B-9
Distribution of the Contracts..............................................  B-9
Legal Developments Regarding Employment-Related Benefit Plans..............  B-9
Legal Matters.............................................................. B-10
Experts.................................................................... B-10
Financial Statements....................................................... B-10

                            Dated       , 2001
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for the Separate Account , Contract Form P1154 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                      Street

________________________________________________________________________________
     City                                               State             Zip

Signature of Requestor: ________________________________________________________
                                            Date

                                    PART B

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                              SEPARATE ACCOUNT 4

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
              FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACT
                                FORM P1154 4/00

                                  OFFERED BY
                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                             6610 W. Broad Street
                           Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named flexible premium variable deferred annuity Contract offered by GE Life and Annuity Assurance Company. You may
obtain a copy of the Prospectus dated       , 2001 by calling (800) 352-9910,
or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The Prospectus is also available on the SEC's website at http://www.sec.gov. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

                  THIS STATEMENT OF ADDITIONAL INFORMATION IS
            NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION
             WITH THE PROSPECTUSES FOR THE CONTRACT AND THE FUNDS.

Dated       , 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
The Contracts..............................................................   3
 Transfer of Annuity Units.................................................   3
 Net Investment Factor.....................................................   3

Termination of Participation Agreements....................................   3

Calculation of Performance Data............................................   4
 Money Market Subaccount...................................................   4
 Other Subaccounts.........................................................   5
 Other Performance Data....................................................   6

Federal Tax Matters........................................................   8
 Taxation of GE Life & Annuity.............................................   8
 IRS Required Distributions................................................   8

General Provisions.........................................................   8
 Using the Contracts as Collateral.........................................   8
 The Beneficiary...........................................................   9
 Non-Participating.........................................................   9
 Misstatement of Age or Gender.............................................   9
 Incontestability..........................................................   9
 Statement of Values.......................................................   9
 Written Notice............................................................   9

Distribution of the Contracts..............................................   9

Legal Developments Regarding Employment-Related Benefit Plans..............   9

Legal Matters..............................................................  10

Experts....................................................................  10

Financial Statements.......................................................  10

                                 THE CONTRACTS

Transfer of Annuity Units

   At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held. The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Subaccount desired to be transferred; (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Subaccount to which the transfer is made. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

   The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a Contract for a Valuation Period is (a) divided by (b) minus (c) where:

  (a) is the result of:

    (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period, plus

    (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined, minus

    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus

    (4) any amount charged against that Subaccount for taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount; and

  (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

  (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge; this factor is shown in your Contract.

   We will value assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

                    TERMINATION OF PARTICIPATION AGREEMENTS

   The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

   AIM Variable Insurance Funds. This agreement may be terminated by the parties on six months' advance written notice.

   Alliance Variable Products Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice.

   Dreyfus. This agreement may be terminated by the parties on six months' advance written notice.

   Federated Insurance Series. This agreement may be terminated by the parties on six months' advance written notice.

   Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III ("The Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

   MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   PIMCO Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

   Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

                        CALCULATION OF PERFORMANCE DATA

   From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the Contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range generally from 0% to 3% of purchase payments and are generally based on the rules of the state in which you reside.

Money Market Subaccount

   From time to time, advertisements and sales literature may quote the yield of the Money Market Subaccount for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit in the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account). The annual contract charge is only deducted if Contract Value at the time of deduction is $40,000 or less. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

  Current Yield = ((NCP -- ES)/UV) X (365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit.

  ES= per unit expenses of the hypothetical account for the seven-day period.

  UV=   the unit value on the first day of the seven-day period.

   We may also quote the effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP -- ES)/UV))/365///7/ - 1 where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit.

  ES= per unit expenses of the hypothetical account for the seven-day period.

  UV=   the unit value for the first day of the seven-day period.

   The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Subaccount's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount will be lower than the yield for its corresponding money market portfolio.

   Yield calculations do not take into account the surrender charge under the Contract, charges for any optional Death Benefit riders.

   [Include Money Market yield if have sufficient data.]

Past Performance is not a Guarantee of Future Results.

Other Subaccounts

   TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that began before the Contract was available, performance data will be based on the performance of the underlying portfolios, adjusted for the level of the Separate Account and Contract charges currently in effect for this Contract. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

    1. We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment portfolio (after deductions for portfolio charges and expenses, the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), and the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account).)

    2. The annual contract charge is $30 deducted at the beginning of each Contract year and is waived if the Contract Value is more than $40,000 at the time the charge is due. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to .1% of Contract Value.

    3. The surrender charge will be determined by assuming a surrender of the Contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

    4. Total return does not consider the charges for any optional Death Benefits, and does not reflect the deduction of any premium taxes.

    5. Total return will then be calculated according to the following formula:

  TR =  (ERV/P)1/N-1

where:

  TR =  the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

Past Performance is not a Guarantee of Future Results.

   The Funds have provided the price information used to calculate the historical performance of the Subaccounts. While we have no reason to doubt the accuracy of the figures provided by the Funds, we have not independently verified such information.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

  CTR =(ERV/P)-1
where:

  CTR = the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

   Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

   Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotations of Subaccount performance with standard performance quotations.

                              FEDERAL TAX MATTERS

Taxation of GE Life & Annuity

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See Federal Tax Matters section of the Prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

   In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as income payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole Owner of the Contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

                              GENERAL PROVISIONS

Using the Contracts as Collateral

   A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a Contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

   You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

   The Contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

   If an Annuitant's age or gender was misstated on the Contract data page, any Contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

   We will not contest the Contract.

Statement Of Values

   At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and charges made during the report period.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The Contract number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

                         DISTRIBUTION OF THE CONTRACTS

   The offering is continuous, and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Contracts. However, the Company does reserve the right to discontinue the offering of the Contracts.

         LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The Contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Contract may be purchased.

   In addition to the federal laws which GE Life and Annuity is subject, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.

                                 LEGAL MATTERS

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to Federal securities laws applicable to the issue and sale of the Contract described in this Prospectus. Donita M. King, Senior Vice President, General Counsel and Secretary of GE Life and Annuity Assurance Company, has provided advice on certain legal matters pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contracts under Virginia insurance law.

                                    EXPERTS

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000, 1999 and 1998, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The report of KPMG LLP dated       , 2001 with respect to the consolidated
financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 2000.

                             FINANCIAL STATEMENTS

   This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company (the Company) as of December 31, 2000, 1999 and 1998, and for each of the years in the three-year period ended December 31, 2000, and GE Life & Annuity Separate Account 4 as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account.

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

       All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits

  (1)(a)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of Separate Account 4.(12)

  (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life Of Virginia Separate Account
            4 to GE Life & Annuity Separate Account 4.(13)

  (1)(b)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of additional subdivisions of the Separate Account, investing in shares of the Asset Manager
            Portfolio of the Fidelity Variable Insurance Portfolio of The
            Advisers Management Trust.(12)

  (1)(c)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of additional subdivisions of the Separate Account, investing in shares of the Growth
            Portfolio, the Aggressive Growth Portfolio, and the Worldwide
            Growth Portfolio of the Janus Aspen Series.(12)

  (1)(d)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of twenty-two (22) additional subdivisions of the Separate Account, investing in shares Of Money Market Portfolio, High Income Portfolio, Equity-
            Income Portfolio, Growth Portfolio and Overseas Portfolio of the
            Fidelity Variable Insurance Products Fund; Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II; Money Market
            Portfolio, Government Securities Portfolio, Common Stock Index
            Portfolio, Total Return Portfolio of the Life of Virginia Series
            Fund, Inc.; Limited Maturity Bond Portfolio, Growth Portfolio and
            Balanced Portfolio of the Neuberger & Berman Advisers Management
            Trust; Growth Portfolio, Aggressive Growth Portfolio, and Worldwide
            Growth Portfolio of the Janus Aspen Series; Money Fund, High Income
            Fund, Bond Fund, Capital Appreciation Fund, Growth Fund, Multiple
            Strategies Fund of the Oppenheimer Variable Account Funds.(12)

  (1)(e)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of two additional subdivisions of the Separate Account, investing in shares of the Utility Fund and the Corporate Bond Fund of the Insurance
            Management Series, and the Contrafund Portfolio of the Variable
            Insurance Products Fund II.(10)

  (1)(f)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of two additional subdivisions of the Separate Account, investing in shares of the International Equity Portfolio and the Real Estate Securities
            Portfolio of Life of Virginia Series Fund.(12)

  (1)(g)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of four additional subdivisions of the Separate Account, investing in shares of the American Growth Portfolio and the American Small Capitalization
            Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series.(8)

  (1)(h)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of two additional subdivisions of the Separate Account, investing in shares of the Federated American Leaders Fund II of the Federated Insurance
            Series, and the International Growth Portfolio of the Janus Aspen
            Series.(9)

  (1)(i) Resolution of Board of Directors of The Life Insurance Company of
         Virginia authorizing the Establishment of twelve additional subdivisions of the Separate Account, investing in shares of the Growth and Income Portfolio and Growth opportunities Portfolio of
         Variable Insurance Products Fund III; Growth II Portfolio and Large
         Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; Global
         Income Fund and Value Equity Fund of GE Investments Funds, Inc.(11)

  (1)(j) Resolution of Board of Directors of The Life Insurance Company of
         Virginia authorizing the Establishment of two additional subdivisions of the Separate Account, investing in shares of the Capital
         Appreciation Portfolio of the Janus Aspen Series.(11)

  (1)(k) Resolution of Board of Directors of The Life Insurance Company of
         Virginia authorizing the Establishment of six additional subdivisions of the Separate Account, investing in shares of the U.S. Equity Fund of the GE Investments Funds, Inc., Growth and Income Fund of the
         Goldman Sachs Variable Insurance Trust Fund and Mid Cap Equity Fund of
         Goldman Sachs Variable Insurance Trust. Further a name change for
         Oppenheimer Variable Account Fund Capital Appreciation Fund to
         Oppenheimer Variable Account Fund Aggressive Growth Fund.(12)

  (1)(l) Resolution of Board of Directors of The Life Insurance Company of
         Virginia authorizing additional Subdivisions of the Separate Account investing in shares of the Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers
         Variable Strategic Bond Fund of Salomon Brothers Variable Series
         Funds, Inc.(12)

  (1)(m) Resolution of Directors of The Life Insurance Company of Virginia authorizing the establishment of Ninety-six additional subdivisions of the Separate Account.(15)

  (1)(n) Resolution of Board of Directors of GE Life and Annuity Assurance
         Company authorizing additional Subaccounts investing in shares of GE
         Premier Growth Equity Fund of GE Investments Funds, Inc.(17)

  (1)(o) Resolution of Board of Directors of GE Life and Annuity Assurance
         Company authorizing change in Name of Subdivisions of Oppenheimer
         Variable Account Funds and Mid Cap Value Fund of Goldman Sachs
         Variable Insurance Trust.(17)

  (1)(p) Resolution of Board of Directors of GE Life and Annuity Assurance
         Company authorizing additional Subaccounts investing in shares of AIM
         V.I. Aggressive Growth Fund, AIM V.I. Capital Appreciation Fund, AIM
         V.I. Capital Development Fund, AIM V.I. Global Utilities Fund, AIM
         V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth
         & Income Fund, AIM V.I. Telecommunications Fund and AIM V.I. Value
         Fund of AIM Variable Insurance Funds, Inc.; Growth & Income Portfolio,
         Premier Growth Portfolio and Quasar Portfolio of Alliance Variable
         Products Series Fund; The Dreyfus Socially Responsible Growth Fund,
         Inc. of The Dreyfus Corporation; Equity Income Portfolio and Growth
         Portfolio of Fidelity Variable Insurance Products Fund; Contrafund
         Portfolio of Fidelity Variable Insurance Products Fund II; Growth &
         Income Portfolio And Mid Cap Portfolio of Fidelity Variable Insurance
         Products Fund III; Money Market Fund, Premier Growth Equity Fund, S&P
         500 Index Fund, U.S. Equity Fund, and Value Equity Fund of GE
         Investments Funds, Inc.; Aggressive Growth Portfolio, Balanced
         Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio,
         Global Sciences Portfolio, Global Technology Portfolio, Growth
         Portfolio, High Yield Portfolio, International Growth Portfolio, and
         Worldwide Growth Portfolio of Janus Aspen Series; Global Securities
         Fund/VA and Main Street Growth & Income Fund/VA of Oppenheimer
         Variable Account Funds; Foreign Bond Portfolio, High Yield Bond
         Portfolio, Long- Term U.S. Government Bond Portfolio and Total Return
         Bond Portfolio of PIMCO Variable Insurance Trust; and OTC Fund of
         Rydex Variable Trust.(19)

  (1)(q) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional Investment subdivisions of Separate
         Account 4, investing in shares of Global Life Sciences and Global
         Technology Portfolios of Janus Aspen Series and Mid-Cap Value Equity
         Fund of GE Investments Funds, Inc.(21)

  (1)(r) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional Investment subaccounts of Separate Account 4, investing in shares of Dreyfus Investment Portfolios- Emerging Markets Portfolio of The
               Dreyfus Corporation; Federated High Income Bond Fund II andFederated International Small Company Fund II of the
               Federated Insurance Series; Mid-Cap Value Equity, Small-Cap
               Value Equity Fund, and Value Equity Fund of GE Investments
               Funds, Inc; MFS Growth Series, MFS Growth With Income Series,
               MFS New Discovery Series and MFS Utilities Series of the
               Massachusetts Financial Services Company Variable Insurance
               Trust.(22)

  (1)(s)       Resolution of Board of Directors of GE Life & Annuity
               authorizing the establishment of additional Investment
               subaccounts of Separate Account 4, investing in shares of
               Prudential Equity Portfolios, Prudential Jennison Portfolio, SP
               Jennison International Growth Portfolio, and SP Prudential U.S.
               Emerging Growth Portfolio of The Prudential Series Fund, Inc.
               (24)

  (2)          Not Applicable.

  (3)(a)       Underwriting Agreement dated December 13, 1997 between The Life
               Insurance Company of Virginia and Capital Brokerage
               Corporation.(12)

     (b)       Dealer Sales Agreement dated December 12, 1997.(12)

  (4)(a)       Form of Contract.

     (a)(i)    Contract Form P1154 4/00.(19)

     (b)       Endorsements to Contract.

     (b)(i)    Terminal Illness Nursing Home Endorsement P5122 10/98.(12)

     (b)(ii)   IRA Endorsement P5090F 7/97.(12)

     (b)(iii)  Roth IRA P5100 6/99.(12)

     (b)(iv)   Optional Death Benefit Rider P5135 4/00.(19)

     (b)(v)    Optional Enhanced Death Benefit Rider P5140 8/00.(23)

     (b)(vi)   Optional Death Benefit Rider P5152 12/00 (24)

     (b)(vii)  Optional Enhanced Death Benefit Rider P5153 12/00 (24)

     (b)(viii) Monthly Income Benefit Endorsement P5154 12/00 (24)

  (5)(a)       Form of Application.(19)

  (6)(a)       Certificate of Incorporation of The Life Insurance Company of
               Virginia.(12)

     (a)(i)    Amended and Restated Articles of Incorporation of GE Life and
               Annuity Assurance Company.(23)

     (b)       By-Laws of The Life Insurance Company of Virginia.(12)

     (b)(i)    Amended and Restated By-Laws of GE Life and Annuity Assurance
               Company dated May 1, 2000.(23)

  (7)          Not Applicable.

  (8)(a)       Participation Agreement among Variable Insurance Products Fund,
               Fidelity Distributors Corporation, And The Life Insurance
               Company of Virginia.(12)

     (a)(i)    Amendment to Participation Agreement Referencing Policy Form
               Numbers.(12)

     (a)(ii)   Amendment to Participation Agreement among Variable Insurance
               Products Fund II, Fidelity Distributors Corporation, and The
               Life Insurance Company of Virginia.(12)

     (a)(iii) Amendment to Participation Agreement among Variable Insurance
              Products Fund, Fidelity Distributors Corporation, and The Life
              Insurance Company of Virginia.(12)

     (a)(iv)  Amendment to Participation Agreement Variable Insurance Products
              Fund, Fidelity Distributors Corporation and GE Life and Annuity
              Assurance Company.(22)

     (b)      Agreement between Oppenheimer Variable Account Funds, Oppenheimer
              Management Corporation, And The Life Insurance Company of
              Virginia.(12)

     (b)(i)   Amendment to Agreement between Oppenheimer Variable Account Funds,
              Oppenheimer Management Corporation, and The Life Insurance Company of Virginia.(22)

     (c)      Participation Agreement among Variable Insurance Products Fund II,
              Fidelity Distributors Corporation and The Life Insurance Company of
              Virginia.(12)

     (c)(i)   Amendment to Variable Insurance Products Fund II, Fidelity
              Distributors Corporation and GE Life And Annuity Assurance
              Company.(22)

     (d) Participation Agreement between Janus Capital Corporation and Life of Virginia.(12)

     (e)      Participation Agreement between Insurance Management Series,
              Federated Securities Corporation, and The Life Insurance Company of
              Virginia.(12)

     (e)(i)   Amendment to Participation Agreement between Federated Securities
              Corporation and GE Life and Annuity Assurance Company.(22)

     (f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and
              The Life Insurance Company of Virginia.(6)

     (f)(i)   Amendment to Fund Participation Agreement between The Alger
              American Fund, Fred Alger and Company, Inc. and GE Life and Annuity
              Assurance Company.(17)

     (g)      Participation Agreement between Variable Insurance Products Fund
              III and The Life Insurance
              Company of Virginia.(8)

     (g)(i)   Amendment to Variable Insurance Products Fund III, Fidelity
              Distributors Corporation and GE Life and Annuity Assurance
              Company.(22)

     (h)      Participation Agreement between PBHG Insurance Series Fund, Inc.
              and The Life Insurance
              Company of Virginia.(8)

     (i) Participation Agreement between Goldman Sach Variable Series Funds and The Life Insurance
              Company of Virginia.(12)

     (j)      Participation Agreement between Salomon Brothers Variable Series
              Funds and The Life Insurance Company of Virginia.(14)

     (k)      Participation Agreement between GE Investments Funds, Inc. and The
              Life Insurance Company of Virginia.(14)

     (k)(i)   Amendment to Fund Participation Agreement between GE Investments
              Funds, Inc. and GE Life and Annuity Assurance Company.(17)

     (k)(ii)  Amendment to Fund Participation Agreement between GE Investments
              Funds, Inc. and GE Life and Annuity Assurance Company.(22)

     (l)      Participation Agreement between AIM Variable Insurance Series and
              GE Life and Annuity Assurance Company.(21)

     (m) Participation Agreement between Alliance Variable Products Series
         Fund, Inc. and GE Life and
         Annuity Assurance Company.(22)

     (n) Form of Participation Agreement between Dreyfus and GE Life and
         Annuity Assurance
         Company.(22)

     (o) Participation Agreement between MFS Variable Insurance Trust and GE
         Life and Annuity Assurance
         Company.(22)

     (p) Participation Agreement between PIMCO Variable Insurance Trust and GE
         Life and Annuity
         Assurance Company.(22)

     (q) Participation Agreement between Rydex Variable Trust and GE Life and
         Annuity Assurance
         Company.(22)

     (r) Participation Agreement between The Prudential Series Fund, Inc. and
         GE Life and Annuity Assurance Company.(24)

  (9)    Opinion and Consent of Counsel.(25)

 (10)(a) Consent of Counsel.(25)

     (b) Consent of Independent Auditors.(25)

 (11)    Not Applicable.

 (12)    Not Applicable.

 (13)    Schedule showing computation for Performance Data.(9)

 (14)(a) Power of Attorney dated April 16, 1997.(11)
     (b) Power of Attorney dated April 15, 1999.(17)

     (c) Power of Attorney dated December 17, 1999.(18)

     (d) Power of Attorney dated April 4, 2000.(21)

     (e) Power of Attorney dated June 30, 2000.(23)

     (f) Power of Attorney dated July 21, 2000.(23)

--------
 (8) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on September 28, 1995.
 (9) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 30, 1996.
(10) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on March 24, 1997.
(11) Incorporated herein by reference to Post-Effective Amendment No 7 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1997.
(12) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1998.

(13) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on July 17, 1998.
(14) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on December 18, 1998.
(15) Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on January 27, 1999.
(16) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-63531 filed with the Securities and Exchange Commission on March 12, 1999.
(17) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on April 30, 1999.
(18) Incorporated herein by reference to the Registrant's Registration Statement on Form N-4, File No. 333-96513 filed with the Securities and Exchange Commission on December 22, 1999.
(19) Incorporated herein by reference to the initial filing to the Registrant's Registration Statement on FormN-4, File No. 33-31172 filed with the Securities and Exchange Commission on February 25, 2000.
(20) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-96513 filed with the Securities and Exchange Commission on March 15, 2000.
(21) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on April 28, 2000.
(22) Incorporated herein by reference to Pre-Effective Amendment 1 to the Registrant's Registration Statement on Form N-4, File No. 333-31172 filed with the Securities and Exchange Commission on June 2, 2000.

(23) Incorporated herein by reference to Post-Effective Amendment 1 to the Registrant's Registration Statement on Form N-4, File No. 333-31172 filed with the Securities and Exchange Commission on September1, 2000.

(24) Incorporated herein by reference to Post-Effective Amendment 3 to the Registrant's Registration Statement on Form N-4, File No. 333-62695 filed with the Securities and Exchange Commission on February 27, 2001.

(25) To be filed in subsequent filing.

Item 25. Directors and Officers of GE Life & Annuity

          Name                      Address              Positions and Offices with Depositor
          ----                      -------              ------------------------------------
Pamela S. Schutz........  GE Life & Annuity           Director, President, Chairman of the Board
                          6610 W. Broad Street
                          Richmond, VA 23230
Selwyn L. Flournoy, Jr..  GE Life & Annuity           Director and Senior Vice President
                          6610 W. Broad Street
                          Richmond, VA 23230
Thomas M. Stinson.......  GE Life & Annuity           Director and Senior Vice President
                          6630 W. Broad Street
                          Richmond, VA 23230
Donita M. King..........  GE Life & Annuity           Senior Vice President
                          6610 W. Broad Street        General Counsel
                          Richmond, VA 23230          Secretary
Victor C. Moses.........  GE Financial Assurance      Director & Vice President
                          601 Union Street, Ste. 5600
                          Seattle, WA 98101
Elliot Rosenthal........  GE Life & Annuity           Director and Senior Vice President
                          6630 W. Broad Street
                          Richmond, VA 23230
Timothy Stonesifer......  GE Life & Annuity           Senior Vice President, Chief Financial
                          6610 W. Broad Street        Officer
                          Richmond, VA 23230
Kelly L. Groh...........  GE Life & Annuity           Vice President and Controller
                          6610 W. Broad Street
                          Richmond, VA 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                             Organizational Chart

                   ------------General Electric
                   |                Company
                   |                  |
           Other Subsidiaries         |
                                    (100%)
                                      |
                               General Electric
                            Capital Services, Inc.
                                      |
                                    (100%)
                                      |
                               General Electric
                              Capital Corporation
                                      |
                                    (100%)
                                      |
                            GE Financial Assurance
                                Holdings, Inc.
                                      |
                                    (100%)
                                      |
                                GNA Corporation
                                      |
                                    (100%)
                                      |
                               General Electric
                           Capital Assurance Company
                                      |
                                    (85.2%)
                                      |     --------------
                                      |                   |
                                      |          Federal Home Life    Phoenix
                                      |          Insurance Company     Group
                                      |               (11.7%)         Holdings,
                                      |                 |               Inc.
                                      |                 |              (3.1%)
                                      |                 |                |
                              GE Life and Annuity  ---------------------------
                               Assurance Company

Item 27. Number of Contractowners

   There are 1,971 contractowners invested in this product as of January 29, 2001.

Item 28. Indemnification

   Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 5 of the By-Laws of GE Life and Annuity Assurance Company further provides that:

     (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

     (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

     (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or
  (3) by the stockholders of the Corporation.

     (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

     (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

     (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

     (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III, and 4.

   (b)

          Name                     Address            Positions and Offices with Underwriter
          ----                     -------            --------------------------------------
Christopher A. Cokinis..  GE Financial Assurance     President and Chief Executive Officer
                          6630 W. Broad Street
                          Richmond, VA 23230
David J. Beck...........  GE Financial Assurance     Senior Vice President & Chief Investment
                          601 Union St., Ste. 5600   Officer
                          Seattle, WA 98101
Thomas W. Casey.........  GE Financial Assurance     Senior Vice President & Chief Financial
                          6604 W. Broad St.          Officer
                          Richmond, VA 23230
Gary T. Prizzia.........  GE Financial Assurance     Treasurer
                          6604 W. Broad Street
                          Richmond, VA 23230
Scott A. Curtis.........  GE Financial Assurance     Senior Vice President
                          6610 W. Broad Street
                          Richmond, Virginia 23230

                                                         Positions and Offices with
          Name                    Address                       Underwriter
          ----                    -------                --------------------------
Victor C. Moses......... GE Financial Assurance     Senior Vice President
                         601 Union St., Ste. 5600
                         Seattle, WA 98101
Geoffrey S. Stiff....... GE Financial Assurance     Senior Vice President
                         6610 W. Broad St.
                         Richmond, VA 23230
Marycatherine Savage.... GE Financial Assurance     Senior Vice President
                         601 Union St., Ste. 5600
                         Seattle, WA 98101
Ward E. Bobitz.......... GE Financial Assurance     Vice President & Assistant Secretary
                         6604 W. Broad St.
                         Richmond, VA 23230
Brenda Daglish.......... GE Financial Assurance     Vice President & Assistant Treasurer
                         6604 W. Broad St.
                         Richmond, VA 23230
William E. Daner, Jr.... GE Financial Assurance     Vice President, Counsel & Secretary
                         6610 W. Broad St.
                         Richmond, VA 23230
Richard G. Fucci........ GE Financial Assurance     Vice President & Controller
                         6604 W. Broad St.
                         Richmond, VA 23230

Item 30. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life & Annuity at its Home Office.

Item 31. Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

STATEMENT PURSUANT TO RULE 6c-7

   GE Life & Annuity offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life & Annuity and the Separate Account rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(b) REPRESENTATIONS

   GE Life & Annuity represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through
(4) of that letter will be complied with.

SECTION 26(e)(2)(A) REPRESENTATION

   GE Life & Annuity hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life & Annuity.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4 has duly caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 27th day of February, 2001.

                                          GE Life & Annuity Separate Account 4
                                             (Registrant)

                                              /s/ Selwyn L. Flournoy, Jr.
                                          By: _________________________________
                                                  Selwyn L. Flournoy, Jr.
                                                   Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

                                          GE Life and Annuity Assurance
                                          Company
                                          (Depositor)

                                              /s/ Selwyn L. Flournoy, Jr.
                                          By: _________________________________
                                                  Selwyn L. Flournoy, Jr.
                                                   Senior Vice President

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement No. 333-31172 has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

                 *                     Director, Chief Executive        2/27/01
______________________________________  Officer
           Pamela S. Schutz

   /s/ Selwyn L. Flourney, Jr.         Director, Senior Vice            2/27/01
______________________________________  President
       Selwyn L. Flournoy, Jr.

                 *                     Director, Senior Vice            2/27/01
______________________________________  President
          Thomas M. Stinson

                 *                     Director, Senior Vice            2/27/01
______________________________________  President
           Elliot Rosenthal

                 *                     Senior Vice President,           2/27/01
______________________________________  Chief Financial Officer
          Timothy Stonesifer

                 *                     Vice President and               2/27/01
______________________________________  Controller
            Kelly L. Groh

                 *                     Director                         2/27/01
______________________________________
           Victor C. Moses

                 *                     Director                         2/27/01
______________________________________
          Geoffrey S. Stiff

* By /s/ Selwyn L. Flournoy, Jr., pursuant to Power of Attorney executed on July 21, 2000.

                               EXHIBIT LIST

 Exhibit (4)(b)(vi)   Optional Death Benefit Rider P5152 12/00

 Exhibit (4)(b)(vii)  Optional Enhanced Death Benefit Rider P5153 12/00

 Exhibit (4)(b)(viii) Monthly Income Benefit Endorsement P5154 12/00